UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BAILLIE GIFFORD FUNDS

International Equity Fund

EAFE Fund

EAFE Choice Fund

EAFE Pure Fund

Emerging Markets Fund

Global Alpha Equity Fund

Long Term Global Growth Equity Fund

International Choice Fund

Semi-Annual Report

June 30, 2016

(unaudited)

Index

Page Number
01	Fund Expenses
International Equity Fund
05	Industry Diversification Table
07	Portfolio of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
Financial Highlights
15	Selected Data for Class 1
16	Selected Data for Class 2
17	Selected Data for Class 3
18	Selected Data for Class 5
EAFE Fund
19	Industry Diversification Table
20	Portfolio of Investments
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
Financial Highlights
29	Selected Data for Class 1
30	Selected Data for Class 2
31	Selected Data for Class 3
32	Selected Data for Class 5
EAFE Choice Fund
33	Industry Diversification Table
35	Portfolio of Investments
39	Statement of Assets and Liabilities
40	Statement of Operations
41	Statements of Changes in Net Assets
Financial Highlights
42	Selected Data for Class 1
43	Selected Data for Class 2
44	Selected Data for Class 3
EAFE Pure Fund
45	Industry Diversification Table
46	Portfolio of Investments
49	Statement of Assets and Liabilities
50	Statement of Operations
51	Statements of Changes in Net Assets
Financial Highlights
52	Selected Data for Class 2
Emerging Markets Fund
53	Industry Diversification Table
54	Portfolio of Investments
57	Statement of Assets and Liabilities
58	Statement of Operations
Page Number
59	Statements of Changes in Net Assets
Financial Highlights
60	Selected Data for Class 1
61	Selected Data for Class 2
62	Selected Data for Class 3
63	Selected Data for Class 4
64	Selected Data for Class 5
Global Alpha Equity Fund
65	Industry Diversification Table
67	Portfolio of Investments
72	Statement of Assets and Liabilities
73	Statement of Operations
74	Statements of Changes in Net Assets
Financial Highlights
75	Selected Data for Class 2
76	Selected Data for Class 3
Long Term Global Growth Equity Fund
77	Industry Diversification Table
78	Portfolio of Investments
80	Statement of Assets and Liabilities
81	Statement of Operations
82	Statements of Changes in Net Assets
Financial Highlights
83	Selected Data for Class 1
84	Selected Data for Class 2
85	Selected Data for Class 4
International Choice Fund
86	Industry Diversification Table
88	Portfolio of Investments
92	Statement of Assets and Liabilities
93	Statement of Operations
94	Statements of Changes in Net Assets
Financial Highlights
95	Selected Data for Class 1
96	Selected Data for Class 2
97	Selected Data for Class 3
98	Notes to Financial Statements
Supplemental Information
118	Management of the Trust

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2016

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund, the Baillie Gifford EAFE Pure Fund, the Baillie Gifford Emerging Markets Fund, the Baillie Gifford Global Alpha Equity Fund, the Baillie Gifford Long Term Global Growth Equity Fund and the Baillie Gifford International Choice Fund (together, the "Funds") you incur two types of costs: (1) transaction costs, which may include purchase fees and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase fees and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2016

	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Annualized Expense Ratios Based on the Period 1/01/16 to 6/30/16	Expenses Paid During Period
Baillie Gifford International Equity Fund — Class 1
Actual*	$1,000	$1,012.60	0.70%	$1.52
Hypothetical (5% return before expenses)	$1,000	$1,021.38	0.70%	$3.52
Baillie Gifford International Equity Fund — Class 2
Actual	$1,000	$1,001.40	0.63%	$3.13
Hypothetical (5% return before expenses)	$1,000	$1,021.73	0.63%	$3.17
Baillie Gifford International Equity Fund — Class 3
Actual	$1,000	$1,001.70	0.56%	$2.79
Hypothetical (5% return before expenses)	$1,000	$1,022.08	0.56%	$2.82
Baillie Gifford International Equity Fund — Class 5
Actual	$1,000	$1,002.10	0.48%	$2.39
Hypothetical (5% return before expenses)	$1,000	$1,022.48	0.48%	$2.41
Baillie Gifford EAFE Fund — Class 1
Actual*	$1,000	$1,012.90	0.69%	$1.50
Hypothetical (5% return before expenses)	$1,000	$1,021.43	0.69%	$3.47
Baillie Gifford EAFE Fund — Class 2
Actual	$1,000	$975.40	0.61%	$3.00
Hypothetical (5% return before expenses)	$1,000	$1,021.83	0.61%	$3.07
Baillie Gifford EAFE Fund — Class 3
Actual	$1,000	$975.70	0.54%	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.18	0.54%	$2.72
Baillie Gifford EAFE Fund — Class 5
Actual	$1,000	$976.10	0.46%	$2.26
Hypothetical (5% return before expenses)	$1,000	$1,022.58	0.46%	$2.31
Baillie Gifford EAFE Choice Fund — Class 1
Actual	$1,000	$1,006.20	0.72%	$3.59
Hypothetical (5% return before expenses)	$1,000	$1,021.28	0.72%	$3.62

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2016

	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Annualized Expense Ratios Based on the Period 1/01/16 to 6/30/16	Expenses Paid During Period
Baillie Gifford EAFE Choice Fund — Class 2
Actual	$1,000	$1,006.60	0.64%	$3.19
Hypothetical (5% return before expenses)	$1,000	$1,021.68	0.64%	$3.22
Baillie Gifford EAFE Choice Fund — Class 3
Actual	$1,000	$1,007.00	0.57%	$2.84
Hypothetical (5% return before expenses)	$1,000	$1,022.03	0.57%	$2.87
Baillie Gifford EAFE Pure Fund — Class 2
Actual	$1,000	$999.50	0.63%	$3.13
Hypothetical (5% return before expenses)	$1,000	$1,021.73	0.63%	$3.17
Baillie Gifford Emerging Markets Fund — Class 1
Actual*	$1,000	$1,006.20	0.90%	$1.95
Hypothetical (5% return before expenses)	$1,000	$1,020.39	0.90%	$4.52
Baillie Gifford Emerging Markets Fund — Class 2
Actual	$1,000	$974.30	0.80%	$3.93
Hypothetical (5% return before expenses)	$1,000	$1,020.89	0.80%	$4.02
Baillie Gifford Emerging Markets Fund — Class 3
Actual**	$1,000	$992.50	0.75%	$1.80
Hypothetical (5% return before expenses)	$1,000	$1,021.13	0.75%	$3.77
Baillie Gifford Emerging Markets Fund — Class 4
Actual	$1,000	$974.80	0.71%	$3.49
Hypothetical (5% return before expenses)	$1,000	$1,021.33	0.71%	$3.57
Baillie Gifford Emerging Markets Fund — Class 5
Actual	$1,000	$975.00	0.66%	$3.24
Hypothetical (5% return before expenses)	$1,000	$1,021.58	0.66%	$3.32
Baillie Gifford Global Alpha Equity Fund — Class 2
Actual	$1,000	$976.00	0.66%	$3.24
Hypothetical (5% return before expenses)	$1,000	$1,021.58	0.66%	$3.32

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2016

	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Annualized Expense Ratios Based on the Period 1/01/16 to 6/30/16	Expenses Paid During Period
Baillie Gifford Global Alpha Equity Fund — Class 3
Actual	$1,000	$976.30	0.59%	$2.90
Hypothetical (5% return before expenses)	$1,000	$1,021.93	0.59%	$2.97
Baillie Gifford Long Term Global Growth Equity Fund — Class 1
Actual	$1,000	$935.10	0.85%	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,020.64	0.85%	$4.27
Baillie Gifford Long Term Global Growth Equity Fund — Class 2
Actual	$1,000	$935.50	0.77%	$3.71
Hypothetical (5% return before expenses)	$1,000	$1,021.03	0.77%	$3.87
Baillie Gifford Long Term Global Growth Equity Fund — Class 4
Actual	$1,000	$936.00	0.67%	$3.23
Hypothetical (5% return before expenses)	$1,000	$1,021.53	0.67%	$3.37
Baillie Gifford International Choice Fund — Class 1
Actual	$1,000	$1,009.70	0.72%	$3.60
Hypothetical (5% return before expenses)	$1,000	$1,021.28	0.72%	$3.62
Baillie Gifford International Choice Fund — Class 2
Actual	$1,000	$1,010.10	0.64%	$3.20
Hypothetical (5% return before expenses)	$1,000	$1,021.68	0.64%	$3.22
Baillie Gifford International Choice Fund — Class 3
Actual	$1,000	$1,010.40	0.57%	$2.85
Hypothetical (5% return before expenses)	$1,000	$1,022.03	0.57%	$2.87

*  Recommencement of operations on April 12, 2016.

**  Recommencement of operations on April 01, 2016.

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the year or period ended June 30, 2016. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year;

and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one-year data in the financial highlights.

04

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Equity Fund

	Value	% of Total Net Assets
Aerospace	$8,879,635	0.5%
Aerospace/Defense	11,044,271	0.6
Airlines	44,883,955	2.7
Apparel	10,631,827	0.6
Apparel Retailers	41,718,474	2.5
Asset Managers	16,073,387	1.0
Auto Manufacturers	14,783,589	0.9
Auto Parts	16,639,143	1.0
Banks	138,680,621	8.3
Beverages, Food & Tobacco	53,263,788	3.2
Biotechnology	19,750,463	1.2
Building Materials & Fixtures	12,147,020	0.7
Business Support Services	36,726,301	2.2
Chemicals	13,400,799	0.8
Clothing & Accessories	36,247,651	2.2
Commercial Services	48,322,995	2.9
Commercial Services & Supplies	6,720,986	0.4
Construction & Building Materials	48,195,274	2.9
Containers & Packaging	20,479,545	1.3
Distribution/Wholesale	18,465,725	1.1
Diversified Financial Services	56,960,402	3.5
Electrical Components & Equipment	16,556,757	1.0
Electrical Equipment	14,522,124	0.9
Electronic & Electrical Equipment	69,137,964	4.1
Exploration & Production	8,597,863	0.5
Food Producers & Processors	36,585,892	2.2
Food Products	50,309,626	3.0
Food Retailers & Wholesalers	12,337,663	0.7
Healthcare — Products	19,034,958	1.2
Industrial Engineering	10,634,209	0.7
Industrial Machinery	75,222,576	4.5
Industrial Suppliers	29,919,677	1.8
Insurance	82,673,347	5.0
Internet	88,745,330	5.4
Investment Services	24,876,016	1.5
Machinery — Diversified	16,023,316	1.0
Media & Photography	54,165,677	3.3
Medical Equipment	20,303,263	1.2
Mining & Metals	24,719,893	1.5
Mobile Telecommunications	15,038,181	0.9

05

Industry Diversification Table

Semi-Annual Report June 30, 2016

	Value	% of Total Net Assets
Pharmaceuticals	$20,415,095	1.2%
Property & Casualty Insurance	16,178,282	1.0
Recreational Products	22,766,448	1.4
Restaurant & Bars	15,027,554	0.9
Retailers — General	15,146,176	0.9
Semiconductors	106,065,674	6.4
Software	15,743,184	1.0
Software & Computer Services	23,305,383	1.4
Specialized Consumer Services	37,258,087	2.2
Transportation	19,485,905	1.2
Total Value of Investments	1,634,811,971	98.5
Other assets less liabilities	24,637,452	1.5
Net Assets	$1,659,449,423	100.0%

06

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.8%
ARGENTINA — 1.8%
MercadoLibre, Inc.	214,504	$30,174,278
AUSTRALIA — 2.9%
Brambles Ltd.	2,193,515	20,479,545
Cochlear Ltd.	222,527	20,303,263
SEEK Ltd.	585,469	6,720,986
		47,503,794
CANADA — 4.7%
Constellation Software, Inc.	40,678	15,743,184
Fairfax Financial Holdings Ltd.	60,999	32,853,388
Restaurant Brands International, Inc.	361,005	15,027,554
Ritchie Bros. Auctioneers, Inc.	409,365	13,828,350
		77,452,476
CHINA — 2.9%
Alibaba Group Holding Ltd. ADR (a)	176,818	14,062,335
Baidu, Inc. ADR (a)	146,215	24,147,407
Want Want China Holdings Ltd.	14,366,000	10,169,988
		48,379,730
DENMARK — 4.2%
DSV A/S	463,419	19,485,905
Novo Nordisk A/S, B Shares	379,090	20,415,095
Novozymes A/S, B Shares	411,289	19,750,463
Pandora A/S	76,443	10,411,495
		70,062,958
FINLAND — 2.2%
Kone Oyj, B Shares	447,124	20,635,017
Sampo Oyj, A Shares	374,225	15,304,490
		35,939,507
FRANCE — 3.1%
Bureau Veritas SA	352,833	7,407,774
Edenred	503,830	10,316,520
Essilor International SA	144,830	19,034,958
Legrand SA	283,682	14,522,124
		51,281,376

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
GERMANY — 5.5%
Brenntag AG	276,635	$13,400,799
Continental AG	78,126	14,783,589
Deutsche Boerse AG	359,586	29,541,829
MTU Aero Engines AG	117,270	10,956,341
SAP SE	310,302	23,305,383
		91,987,941
HONG KONG — 2.8%
Hang Seng Bank Ltd.	1,092,500	18,739,452
Hong Kong Exchanges and Clearing Ltd.	1,125,300	27,418,573
		46,158,025
IRELAND — 5.0%
CRH Plc.	817,721	23,978,660
James Hardie Industries Plc. SE CDI	1,563,634	24,216,614
Ryanair Holdings Plc. ADR	491,860	34,203,945
		82,399,219
JAPAN — 12.6%
DENSO Corp.	472,900	16,639,143
FANUC Corp.	98,500	16,023,316
Fast Retailing Co., Ltd.	39,600	10,631,827
Japan Exchange Group, Inc.	2,160,600	24,876,016
MS&AD Insurance Group Holdings, Inc.	624,400	16,178,282
Nidec Corp.	217,500	16,556,757
Rakuten, Inc.	2,137,200	23,195,752
Shimano, Inc.	148,900	22,766,448
SMC Corp.	91,300	22,462,189
Sumitomo Mitsui Trust Holdings, Inc.	6,455,000	21,003,362
Toyota Tsusho Corp.	857,700	18,465,725
		208,798,817
NETHERLANDS — 4.3%
Heineken Holding NV	354,216	28,699,292
Unilever NV CVA	567,964	26,415,904
Yandex NV, Class A (a)	768,239	16,786,022
		71,901,218

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
PERU — 0.8%
Credicorp Ltd.	90,021	$13,892,941
RUSSIA — 0.7%
Magnit PJSC GDR Reg S	370,066	12,337,663
SINGAPORE — 1.5%
United Overseas Bank Ltd.	1,796,104	24,746,642
SOUTH AFRICA — 3.3%
Naspers Ltd., N Shares	354,731	54,165,677
SOUTH KOREA — 5.3%
NAVER Corp.	28,470	17,637,623
Samsung Electronics Co., Ltd.	44,590	55,530,214
SK Telecom Co., Ltd.	80,047	15,038,181
		88,206,018
SPAIN — 2.8%
Bankinter SA	2,417,737	15,606,885
Inditex SA	924,779	31,067,123
		46,674,008
SWEDEN — 4.6%
Atlas Copco AB, B Shares	1,355,368	32,125,370
Svenska Handelsbanken AB, A Shares	2,706,698	32,860,706
Volvo AB, B Shares	1,070,452	10,634,209
		75,620,285
SWITZERLAND — 5.4%
Compagnie Financiere Richemont SA	272,579	15,955,331
LafargeHolcim Ltd. (a)	295,927	12,147,020
Nestle SA	649,338	50,309,626
SGS SA	4,724	10,821,509
		89,233,486
TAIWAN — 4.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,694,604	13,607,750
Taiwan Semiconductor Manufacturing Co., Ltd.	13,534,000	68,207,263
		81,815,013

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
UNITED KINGDOM — 15.0%
ARM Holdings Plc.	2,492,357	$37,858,411
ASOS Plc. (a)	199,391	10,651,351
British American Tobacco Plc.	378,910	24,564,496
Burberry Group Plc.	635,198	9,880,825
Capita Plc.	1,435,482	18,497,018
Experian Plc.	1,274,400	24,178,125
Hargreaves Lansdown Plc.	963,568	16,073,387
Howden Joinery Group Plc.	1,486,781	7,636,241
Prudential Plc.	1,246,545	21,152,613
Rio Tinto Plc.	795,704	24,719,893
Rolls-Royce Holdings Plc. (a)	930,290	8,879,635
Rolls-Royce Holdings Plc. Preference Shares (a)	66,050,590	87,930
St James's Place Plc.	1,267,122	13,362,856
Tullow Oil Plc. (a)	2,437,802	8,597,863
Wolseley Plc.	430,316	22,283,436
		248,424,080
UNITED STATES — 1.5%
Copa Holdings SA, Class A	204,363	10,680,010
PriceSmart, Inc.	161,870	15,146,176
		25,826,186
Total Common Stocks
(cost $1,259,544,356)		1,622,981,338
PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR (cost $16,404,432)	1,253,245	11,830,633
TOTAL INVESTMENTS — 98.5%
(cost $1,275,948,788)		$1,634,811,971
Other assets less liabilities — 1.5%		24,637,452
NET ASSETS — 100.0%		$1,659,449,423

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

CDI  —  CHESS Depositary Interest.

CVA  —  Certificate Van Aandelen (Bearer).

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $1,275,948,788)	$1,634,811,971
Cash	21,031,669
Foreign cash, at value (cost $207,204)	207,174
Dividends receivable	3,644,883
Tax reclaims receivable	2,330,391
Receivable for investments sold	75,689
Total Assets	1,662,101,777
LIABILITIES
Management fee payable	1,452,412
Servicing fee payable	518,662
Payable for investments purchased	74,873
Trustee fee payable	31,362
Accrued expenses and other liabilities	575,045
Total Liabilities	2,652,354
NET ASSETS	$1,659,449,423
COMPOSITION OF NET ASSETS
Paid-in capital	$1,298,563,301
Undistributed net investment income	16,645,010
Accumulated net realized loss on investments and foreign currency transactions	(14,560,977)
Net unrealized appreciation in value of investments and foreign currencies	358,802,089
$1,659,449,423
NET ASSET VALUE, PER SHARE
Class 1 ($18,954,283 / 1,804,089 shares outstanding), unlimited authorized, no par value	$10.51
Maximum Purchase Price Per Share (Note D)	$10.53
Minimum Redemption Price Per Share (Note D)	$10.50
Class 2 ($780,894,000 / 73,256,079 shares outstanding), unlimited authorized, no par value	$10.66
Maximum Purchase Price Per Share (Note D)	$10.68
Minimum Redemption Price Per Share (Note D)	$10.65
Class 3 ($684,664,497 / 63,377,142 shares outstanding), unlimited authorized, no par value	$10.80
Maximum Purchase Price Per Share (Note D)	$10.82
Minimum Redemption Price Per Share (Note D)	$10.79
Class 5 ($174,936,643 / 15,716,976 shares outstanding), unlimited authorized, no par value	$11.13
Maximum Purchase Price Per Share (Note D)	$11.15
Minimum Redemption Price Per Share (Note D)	$11.12

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,665,700)	$23,652,091
Interest	485
Total Investment Income	23,652,576
EXPENSES
Management fee (Note B)	2,809,043
Shareholder Servicing fees — Class 1 Shares (Note B)	10,281
Shareholder Servicing fees — Class 2 Shares (Note B)	570,055
Shareholder Servicing fees — Class 3 Shares (Note B)	378,698
Shareholder Servicing fees — Class 5 Shares (Note B)	16,889
Fund accounting	461,911
Custody	148,002
Legal	98,518
Professional fees	70,043
Trustees' fees	43,947
Transfer agency	31,124
Insurance	11,490
Miscellaneous	14,915
Total Expenses	4,664,916
Net Investment Income	18,987,660
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(18,806,661)
Foreign currency transactions	(95,247)
(18,901,908)
Net change in unrealized appreciation (depreciation) on:
Investments	2,595,230
Translation of assets and liabilities denominated in foreign currencies	160,939
2,756,169
Net realized and unrealized loss on investments and foreign currency transactions	(16,145,739)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,841,921

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,987,660	$38,407,764
Net realized gain (loss) from investments and foreign currency transactions	(18,901,908)	30,497,997
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,756,169	(95,916,566)
Net increase (decrease) in net assets from operations	2,841,921	(27,010,805)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(15,325,212)
Class 3	—	(17,070,973)
Class 4	—	(439,047)
Class 5	—	(4,013,556)
Capital gains:
Class 1	—	— *
Class 2	—	(6,953,265)
Class 3	—	(7,515,781)
Class 4	—	— *
Class 5	—	(1,641,353)
Total Dividends and Distributions	—	(52,959,187)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	18,718,554	—
Class 2	185,496,210	247,218,214
Class 3	95,288,537	25,126,900
Purchase fees:
Class 1	114	641
Class 2	15,438	65,938
Class 3	19,571	87,703
Class 4	—	34,324
Class 5	4,128	28,860
Redemption fees:
Class 1	114	405
Class 2	8,264	296,120
Class 3	8,282	329,043
Class 4	—	131,738
Class 5	1,950	87,989
Dividends reinvested:
Class 2	—	22,278,477
Class 3	—	24,586,754
Class 4	—	439,047
Class 5	—	5,654,909

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Cost of shares redeemed:
Class 1	$—	$(19,688,877)
Class 2	(109,343,320)	(51,362,173)
Class 3	(193,117,842)	(335,706,903)
Class 4	—	(349,226,277)
Class 5	—	(120,120,122)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(2,900,000)	(549,737,290)
Total Decrease in Net Assets	(58,079)	(629,707,282)
NET ASSETS
Beginning of period	1,659,507,502	2,289,214,784
End of period (including undistributed (distributions in excess of) net investment income of $16,645,010 and ($2,342,650), respectively)	$1,659,449,423	$1,659,507,502

*  Capital gains distributions were not made due to classes being dormant.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford International Equity Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Period April 12, 2016 through June 30, 2016(b) (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Net asset value, beginning of period	$10.38		$11.82	$10.42	$8.65		$9.97	$8.86
From Investment Operations
Net investment income(a)	0.06		0.18	0.18	0.21		0.17	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.07		(0.54)	1.39	1.70		(1.38)	1.15
Net increase (decrease) in net asset value from investment operations	0.13		(0.36)	1.57	1.91		(1.21)	1.27
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.18)	(0.17)	(0.15)		(0.11)	(0.17)
Distributions from net realized gain on investments	—		(0.05)	—	—		(0.01)	—
Total Dividends and Distributions	—		(0.23)	(0.17)	(0.15)		(0.12)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(c)	0.00 (c)	0.00 (c)	0.01		0.01	0.01
Net asset value, end of period	$10.51		$11.23	$11.82	$10.42		$8.65	$9.97
Total Return
Total return based on net asset value(d)	1.26%		(3.10)%	15.10%	22.17%		(12.07)%	14.44%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,954		$18,068	$27,187	$61,940		$63,868	$72,366
Ratio of net expenses to average net assets, before waiver	0.70	%*	0.79%	0.79%	0.83	%(e)	0.84%	0.86%
Ratio of net expenses to average net assets, after waiver	0.70	%*	0.79%	0.79%	0.80	%(e)	0.84%	0.86%
Ratio of net investment income to average net assets	2.46	%*	1.56%	1.65%	2.19%		1.72%	1.36%
Portfolio turnover rate(f)	6%		11%	16%	13%		11%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Recommencement of invesment operations. Class had no shareholders from May 25, 2015 to April 11, 2016. All shares of this class were redeemed on May 25, 2015 at $12.46 . New shares were issued at $10.38 on April 12, 2016.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Effective January 1, 2012, Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the Fund's management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford International Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
Net asset value, beginning of period	$10.65		$11.20	$11.79	$10.39	$8.63		$9.95
From Investment Operations
Net investment income(a)	0.12		0.19	0.18	0.19	0.22		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)		(0.40)	(0.52)	1.40	1.69		(1.36)
Net increase (decrease) in net asset value from investment operations	0.01		(0.21)	(0.34)	1.59	1.91		(1.20)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.24)	(0.20)	(0.19)	(0.16)		(0.12)
Distributions from net realized gain on investments	—		(0.11)	(0.05)	—	—		(0.01)
Total Dividends and Distributions	—		(0.35)	(0.25)	(0.19)	(0.16)		(0.13)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.01	0.00 (b)	0.00 (b)	0.01		0.01
Net asset value, end of period	$10.66		$10.65	$11.20	$11.79	$10.39		$8.63
Total Return
Total return based on net asset value(c)	0.14%		(1.89)%	(2.93)%	15.35%	22.33%		(11.94)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$780,894		$708,666	$542,943	$637,144	$682,452		$831,065
Ratio of net expenses to average net assets, before waiver	0.63	%*	0.62%	0.61%	0.61%	0.64	%(d)	0.67%
Ratio of net expenses to average net assets, after waiver	0.63	%*	0.62%	0.61%	0.61%	0.62	%(d)	0.67%
Ratio of net investment income to average net assets	2.31	%*	1.61%	1.57%	1.72%	2.27%		1.74%
Portfolio turnover rate(e)	6%		15%	11%	16%	13%		11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Effective January 1, 2012, Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the Fund's management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford International Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
Net asset value, beginning of period	$10.79		$11.34	$11.93	$10.52	$8.73		$10.06
From Investment Operations
Net investment income(a)	0.13		0.20	0.21	0.19	0.17		0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)		(0.41)	(0.54)	1.42	1.78		(1.37)
Net increase (decrease) in net asset value from investment operations	0.01		(0.21)	(0.33)	1.61	1.95		(1.20)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.24)	(0.21)	(0.20)	(0.17)		(0.13)
Distributions from net realized gain on investments	—		(0.11)	(0.05)	—	—		(0.01)
Total Dividends and Distributions	—		(0.35)	(0.26)	(0.20)	(0.17)		(0.14)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.01	0.00 (b)	0.00 (b)	0.01		0.01
Net asset value, end of period	$10.80		$10.79	$11.34	$11.93	$10.52		$8.73
Total Return
Total return based on net asset value(c)	0.17%		(1.82)%	(2.83)%	15.34%	22.50%		(11.85)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$684,664		$776,265	$1,078,665	$1,268,490	$862,591		$367,327
Ratio of net expenses to average net assets, before waiver	0.56	%*	0.54%	0.54%	0.54%	0.58	%(d)	0.60%
Ratio of net expenses to average net assets, after waiver	0.56	%*	0.54%	0.54%	0.54%	0.56	%(d)	0.60%
Ratio of net investment income to average net assets	2.39	%*	1.69%	1.76%	1.75%	1.71%		1.75%
Portfolio turnover rate(e)	6%		15%	11%	16%	13%		11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)   Effective January 1, 2012, Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the Fund's management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford International Equity Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Period April 7, 2014(a) through December 31, 2014
Net asset value, beginning of period	$11.11		$11.67	$12.25
From Investment Operations
Net investment income(b)	0.13		0.22	0.15
Net realized and unrealized loss on investments and foreign currency transactions	(0.11)		(0.42)	(0.46)
Net increase (decrease) in net asset value from investment operations	0.02		(0.20)	(0.31)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.25)	(0.22)
Distributions from net realized gain on investments	—		(0.11)	(0.05)
Total Dividends and Distributions	—		(0.36)	(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$11.13		$11.11	$11.67
Total Return
Total return based on net asset value(d)	0.21%		(1.75)%	(2.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$174,937		$174,577	$296,649
Ratio of net expenses to average net assets	0.48	%*	0.47%	0.47%*
Ratio of net investment income to average net assets	2.46	%*	1.83%	1.61%*
Portfolio turnover rate(e)	6%		15%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)   Calculated based upon average shares outstanding during the period.

(c)   Amount is less than $0.005 per share.

(d)   Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)   Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Fund

	Value	% of Total Net Assets
Aerospace	$65,692,144	3.1%
Aerospace/Defense	663,361	0.0
Apparel Retailers	161,018,579	7.7
Automobiles	75,545,745	3.6
Banks	87,106,625	4.2
Biotechnology	108,861,991	5.1
Broadline Retailers	41,280,980	2.0
Business Support Services	24,289,246	1.2
Chemicals	18,938,322	0.9
Clothing & Accessories	32,370,745	1.5
Commodity Chemicals	27,654,156	1.3
Computers	11,265,996	0.5
Construction & Building Materials	17,747,979	0.8
Diversified Financial Services	27,681,745	1.3
Diversified Industrials	19,610,021	0.9
Food & Drug Retailers	7,496,459	0.4
Food Retailers & Wholesalers	27,270,556	1.3
General Financial	10,605,403	0.5
General Retailers	20,168,214	1.0
Healthcare — Products	38,271,080	1.9
Industrial Machinery	105,436,375	5.0
Insurance	45,393,904	2.2
Internet	250,298,788	12.0
Life Insurance	91,780,268	4.4
Media	90,387,469	4.3
Media & Photography	12,128,742	0.6
Medical Equipment	12,635,530	0.6
Mortgage Finance	12,920,283	0.6
Personal Products	82,309,143	3.9
Pharmaceuticals	41,214,430	2.0
Publishing	8,461,168	0.4
Semiconductors	135,756,440	6.6
Software	10,078,256	0.5
Speciality Finance	61,765,093	2.9
Specialized Consumer Services	169,464,953	8.0
Telecommunication Services	84,358,730	4.0
Travel & Tourism	9,403,488	0.5
Total Value of Investments	2,047,332,407	97.7
Other assets less liabilities	48,740,522	2.3
Net Assets	$2,096,072,929	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 97.7%
ARGENTINA — 1.2%
MercadoLibre, Inc.	171,134	$24,073,420
AUSTRIA — 0.5%
ams AG	361,823	10,045,099
CHINA — 16.0%
Alibaba Group Holding Ltd. ADR (a)	945,556	75,200,069
Baidu, Inc. ADR (a)	635,211	104,905,097
Ctrip.com International Ltd. ADR (a)	228,240	9,403,488
JD.com, Inc. ADR (a)	387,800	8,232,994
New Oriental Education & Technology Group, Inc. ADR	773,721	32,403,435
Tencent Holdings Ltd.	4,574,700	104,942,124
		335,087,207
DENMARK — 5.9%
Chr. Hansen Holding A/S	320,316	21,036,855
Genmab A/S (a)	174,125	31,751,210
Novo Nordisk A/S, B Shares	765,315	41,214,430
Novozymes A/S, B Shares	626,425	30,081,485
		124,083,980
FRANCE — 5.9%
Essilor International SA	186,277	24,482,323
Kering	205,289	33,047,986
L'Oreal SA	346,191	66,279,731
		123,810,040
GERMANY — 5.4%
Aixtron SE (a)	1,193,844	7,279,555
BASF SE	360,648	27,654,156
Dialog Semiconductor Plc. (a)	340,806	10,211,762
MorphoSys AG (a)	209,027	8,715,403
Rocket Internet SE 144A (a)(b)	516,174	10,078,256
Zalando SE 144A (a)(b)	1,837,227	48,625,033
		112,564,165

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
HONG KONG — 5.7%
AIA Group Ltd.	15,261,800	$91,780,268
Hong Kong Exchanges and Clearing Ltd.	1,136,101	27,681,745
		119,462,013
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	693,500	12,920,283
IRELAND — 0.8%
James Hardie Industries Plc. SE CDI	1,145,963	17,747,979
ITALY — 4.6%
EXOR SpA	587,587	21,691,181
Ferrari NV	730,795	30,000,969
Fiat Chrysler Automobiles NV	7,399,055	45,544,776
		97,236,926
JAPAN — 15.4%
Don Quijote Holdings Co., Ltd.	542,700	20,168,214
M3, Inc.	2,589,900	90,387,469
Pigeon Corp.	536,200	16,029,412
Rakuten, Inc.	4,534,200	49,211,201
SBI Holdings, Inc.	1,065,000	10,605,403
SMC Corp.	163,100	40,126,868
SoftBank Group Corp.	1,491,700	84,358,730
Sysmex Corp.	183,500	12,635,530
		323,522,827
NETHERLANDS — 2.9%
ASML Holding NV	499,011	49,121,970
Gemalto NV	185,956	11,265,996
		60,387,966
NORWAY — 1.0%
Schibsted ASA, Class A	404,617	12,128,742
Schibsted ASA, Class B	295,741	8,461,168
		20,589,910
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	924,037	14,573,745

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
SOUTH KOREA — 1.6%
Celltrion, Inc. (a)	205,517	$17,277,038
NAVER Corp.	26,437	16,378,147
		33,655,185
SPAIN — 7.4%
Banco Bilbao Vizcaya Argentaria SA	2,167,896	12,420,914
Banco Popular Espanol SA	13,133,731	17,068,108
Distribuidora Internacional de Alimentacion SA (a)	2,175,259	12,696,811
Inditex SA	3,345,633	112,393,546
		154,579,379
SWEDEN — 8.7%
Alfa Laval AB	1,244,226	19,610,021
Atlas Copco AB, A Shares	2,514,598	65,309,507
Elekta AB, B Shares	1,695,069	13,788,757
Kinnevik AB, Class B	1,676,407	40,073,912
Svenska Handelsbanken AB, A Shares	3,558,310	43,199,713
		181,981,910
SWITZERLAND — 2.4%
Compagnie Financiere Richemont SA	553,018	32,370,745
Syngenta AG	49,338	18,938,322
		51,309,067
UNITED KINGDOM — 10.4%
Aggreko Plc.	1,420,165	24,289,246
ARM Holdings Plc.	3,890,640	59,098,054
Ocado Group Plc. (a)	2,429,558	7,496,459
Prudential Plc.	2,675,109	45,393,904
Rolls-Royce Holdings Plc. (a)	6,882,349	65,692,144
Rolls-Royce Holdings Plc. Preference Shares (a)	498,297,099	663,361
Standard Chartered Plc.	1,900,338	14,417,890
		217,051,058
UNITED STATES — 0.6%
TAL Education Group, ADR (a)	203,839	12,650,248

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Fund

Value
TOTAL INVESTMENTS — 97.7%
(cost $1,606,606,857)	$2,047,332,407
Other assets less liabilities — 2.3%	48,740,522
NET ASSETS — 100.0%	$2,096,072,929

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2016, the net value of these securities was $58,703,289 representing 2.8% of net assets.

ADR  —  American Depositary Receipt.

CDI  —  CHESS Depositary Interest.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,606,606,857)	$2,047,332,407
Cash	39,550,067
Foreign cash, at value (cost $5,200,849)	5,201,964
Receivable for investments sold	4,290,123
Tax reclaims receivable	2,304,113
Dividends receivable	448,117
Total Assets	2,099,126,791
LIABILITIES
Management fee payable	1,857,490
Servicing fee payable	514,374
Payable for investments purchased	137,116
Trustee fee payable	24,518
Accrued expenses	520,364
Total Liabilities	3,053,862
NET ASSETS	$2,096,072,929
COMPOSITION OF NET ASSETS
Paid-in capital	$1,670,636,636
Undistributed net investment income	218,265
Accumulated net realized loss on investments and foreign currency transactions	(15,451,024)
Net unrealized appreciation in value of investments and foreign currencies	440,669,052
$2,096,072,929
NET ASSET VALUE, PER SHARE
Class 1 ($47,968,329 / 4,697,834 shares outstanding), unlimited authorized, no par value	$10.21
Maximum Purchase Price Per Share (Note D)	$10.23
Minimum Redemption Price Per Share (Note D)	$10.20
Class 2 ($681,878,149 / 66,473,194 shares outstanding), unlimited authorized, no par value	$10.26
Maximum Purchase Price Per Share (Note D)	$10.28
Minimum Redemption Price Per Share (Note D)	$10.25
Class 3 ($617,140,209 / 60,022,503 shares outstanding), unlimited authorized, no par value	$10.28
Maximum Purchase Price Per Share (Note D)	$10.30
Minimum Redemption Price Per Share (Note D)	$10.27

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

Class 5 ($749,086,242 / 72,640,369 shares outstanding), unlimited authorized, no par value	$10.31
Maximum Purchase Price Per Share (Note D)	$10.33
Minimum Redemption Price Per Share (Note D)	$10.30

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,460,548)	$23,955,548
Interest	(632)
Total Investment Income	23,954,916
EXPENSES
Management fee (Note B)	3,599,769
Shareholder Servicing fees — Class 1 Shares (Note B)	24,577
Shareholder Servicing fees — Class 2 Shares (Note B)	574,073
Shareholder Servicing fees — Class 3 Shares (Note B)	269,473
Shareholder Servicing fees — Class 4 Shares (Note B)	36,012
Shareholder Servicing fees — Class 5 Shares (Note B)	72,012
Fund accounting	485,508
Custody	162,536
Legal	104,027
Professional fees	56,407
Trustees' fees	48,141
Transfer agency	33,407
Insurance	12,048
Miscellaneous	16,562
Total Expenses	5,494,552
Net Investment Income	18,460,364
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(18,421,751)
Foreign currency transactions	109,920
(18,311,831)
Net change in unrealized appreciation (depreciation) on:
Investments	(52,377,324)
Translation of assets and liabilities denominated in foreign currencies	98,992
(52,278,332)
Net realized and unrealized loss on investments and foreign currency transactions	(70,590,163)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(52,129,799)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,460,364	$19,820,204
Net realized gain (loss) from investments and foreign currency transactions	(18,311,831)	23,238,887
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(52,278,332)	(109,513,371)
Net decrease in net assets from operations	(52,129,799)	(66,454,280)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(5,966,269)
Class 3	—	(4,330,966)
Class 4	—	(1,816,851)
Class 5	—	(7,380,450)
Capital gains:
Class 2	—	(11,267,799)
Class 3	—	(7,479,657)
Class 4	—	(3,059,883)
Class 5	—	(11,775,272)
Total Dividends and Distributions	—	(53,077,147)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	47,345,259	—
Class 2	13,241,813	35,137,479
Class 3	194,717,382	22,937,350
Purchase fees:
Class 1	644	—
Class 2	18,977	42,401
Class 3	15,869	29,574
Class 4	3,579	11,350
Class 5	20,363	43,743
Redemption fees:
Class 1	1,282	—
Class 2	20,473	24,000
Class 3	19,385	15,751
Class 4	453	6,611
Class 5	21,937	25,474
Dividends reinvested:
Class 2	—	16,614,298
Class 3	—	11,810,623
Class 4	—	4,876,734
Class 5	—	19,155,722
Cost of shares redeemed:
Class 2	(45,493,371)	(34,409,812)
Class 3	(58,859,245)	(6,012,024)
Class 4	(191,724,888)	—
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(40,650,088)	70,309,274
Total Decrease in Net Assets	(92,779,887)	(49,222,153)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
NET ASSETS
Beginning of period	$2,188,852,816	$2,238,074,969
End of period (including undistributed (distributions in excess of)
net investment income of $218,265 and ($18,242,099), respectively)	$2,096,072,929	$2,188,852,816

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Period April 12, 2016(b) through June 30, 2016 (unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Net asset value, beginning of period	$10.08		$9.91	$8.43	$9.73	$8.47
From Investment Operations
Net investment income(a)	0.07		0.13	0.10	0.11	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06		2.69	1.46	(1.26)	1.23
Net increase (decrease) in net asset value from investment operations	0.13		2.82	1.56	(1.15)	1.37
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.11)	(0.08)	(0.15)	(0.12)
Distributions from net realized gain on investments	—		—	—	—	—
Return of capital	—		—	—	—	—
Total Dividends and Distributions	—		(0.11)	(0.08)	(0.15)	(0.12)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.01
Net asset value, end of period	$10.21		$12.62	$9.91	$8.43	$9.73
Total Return
Total return based on net asset value(d)	1.29%		28.48%	18.50%	(11.82)%	16.36%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$47,969		$26,280	$44,008	$19,880	$22,567
Ratio of net expenses to average net assets	0.69	%*	0.79%	0.79%	0.78%	0.79%
Ratio of net investment income to average net assets	2.98	%*	1.17%	1.10%	1.16%	1.52%
Portfolio turnover rate(e)	7%		15%	18%	11%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Recommencement of investment opearations. Class had no shareholders from January 12, 2014 to April 11, 2016. All shares of this class were redeemed on January 12, 2014 at $12.67. New shares were issued at $10.08 on April 12, 2016.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value, beginning of period	$10.52	$11.11	$12.58	$9.88	$8.40	$9.70
From Investment Operations
Net investment income(a)	0.08	0.09	0.14	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.34)	(0.42)	(1.01)	2.70	1.47	(1.27)
Net increase (decrease) in net asset value from investment operations	(0.26)	(0.33)	(0.87)	2.83	1.58	(1.14)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.09)	(0.14)	(0.13)	(0.10)	(0.16)
Distributions from net realized gain on investments	—	(0.17)	(0.46)	—	—	—
Total Dividends and Distributions	—	(0.26)	(0.60)	(0.13)	(0.10)	(0.16)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$10.26	$10.52	$11.11	$12.58	$9.88	$8.40
Total Return
Total return based on net asset value(c)	(2.46)%	(3.07)%	(6.98)%	28.69%	18.78%	(11.70)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$681,878	$732,135	$754,210	$828,208	$936,352	$682,295
Ratio of net expenses to average net assets	0.61%*	0.62%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income to average net assets	1.68%*	0.78%	1.18%	1.21%	1.20%	1.33%
Portfolio turnover rate(d)	7%	17%	18%	15%	18%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value, beginning of period	$10.54	$11.13	$12.61	$9.90	$8.42	$9.72
From Investment Operations
Net investment income(a)	0.10	0.10	0.15	0.14	0.12	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.36)	(0.43)	(1.02)	2.71	1.46	(1.26)
Net increase (decrease) in net asset value from investment operations	(0.26)	(0.33)	(0.87)	2.85	1.58	(1.13)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.09)	(0.15)	(0.14)	(0.10)	(0.17)
Distributions from net realized gain on investments	—	(0.17)	(0.46)	—	—	—
Total Dividends and Distributions	—	(0.26)	(0.61)	(0.14)	(0.10)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$10.28	$10.54	$11.13	$12.61	$9.90	$8.42
Total Return
Total return based on net asset value(c)	(2.43)%	(3.02)%	(6.91)%	28.83%	18.82%	(11.61)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$617,140	$490,218	$487,943	$530,001	$490,822	$502,187
Ratio of net expenses to average net assets	0.54%*	0.55%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	2.01%*	0.85%	1.23%	1.30%	1.26%	1.35%
Portfolio turnover rate(d)	7%	17%	18%	15%	18%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period July 19, 2012(a) through December 31, 2012
Net asset value, beginning of period	$10.56	$11.16	$12.64	$9.92	$8.67
From Investment Operations
Net investment income(b)	0.09	0.11	0.16	0.14	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.34)	(0.44)	(1.02)	2.73	1.33
Net increase (decrease) in net asset value from investment operations	(0.25)	(0.33)	(0.86)	2.87	1.36
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.10)	(0.16)	(0.15)	(0.11)
Distributions from net realized gain on investments	—	(0.17)	(0.46)	—	—
Total Dividends and Distributions	—	(0.27)	(0.62)	(0.15)	(0.11)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$10.31	$10.56	$11.16	$12.64	$9.92
Total Return
Total return based on net asset value(d)	(2.39)%	(2.94)%	(6.83)%	28.97%	15.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$749,086	$767,415	$790,695	$848,681	$616,590
Ratio of net expenses to average net assets	0.46%*	0.47%	0.46%	0.46%	0.46%*
Ratio of net investment income to average net assets	1.87%*	0.94%	1.30%	1.28%	0.70%*
Portfolio turnover rate(e)	7%	17%	18%	15%	18%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$14,440,048	4.8%
Asset Managers	8,288,818	2.8
Auto Manufacturers	4,848,690	1.6
Auto Parts	3,726,127	1.2
Banks	17,409,126	5.8
Beverages, Food & Tobacco	2,224,858	0.7
Biotechnology	4,025,158	1.4
Brewers	9,992,153	3.3
Broadline Retailers	1,770,900	0.6
Business Support Services	7,494,966	2.5
Chemicals	5,102,959	1.7
Clothing & Accessories	7,149,613	2.3
Commercial Services & Supplies	3,682,572	1.2
Computer Hardware	1,349,462	0.5
Containers & Packaging	3,495,868	1.1
Distillers & Vintners	3,559,698	1.2
Diversified Industrials	4,273,698	1.4
Electrical Equipment	3,652,211	1.2
Electronic Equipment	5,978,849	2.0
Food & Drug Retailers	2,341,832	0.8
Food Products	11,821,148	3.9
Food Retailers & Wholesalers	7,152,899	2.4
Footwear	7,059,926	2.4
General Mining	857,727	0.3
Holding Companies — Diversified	1,207,764	0.4
Industrial Machinery	22,595,285	7.5
Internet	3,439,249	1.2
Investment Services	3,389,567	1.1
Media & Photography	4,867,766	1.6
Media Agencies	4,857,697	1.6
Medical Equipment	13,612,184	4.6
Nondurable Household Products	7,501,590	2.5
Nonlife Insurance	3,997,809	1.3
Oil Equipment & Services	3,446,360	1.2
Personal Products	10,312,907	3.5
Pharmaceuticals	13,720,545	4.6
Property & Casualty Insurance	6,122,562	2.0
Recreational Products	6,834,521	2.3
Retailers — General	5,173,859	1.8
Semiconductors	18,299,309	6.2

Industry Diversification Table

Semi-Annual Report June 30, 2016

	Value	% of Total Net Assets
Speciality Finance	$8,498,661	2.8%
Specialized Consumer Services	15,672,810	5.2
Travel & Tourism	1,266,653	0.4
Total Value of Investments	296,516,404	98.9
Other assets less liabilities	3,175,202	1.1
Net Assets	$299,691,606	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 6.6%
Brambles Ltd.	374,434	$3,495,868
Cochlear Ltd.	97,460	8,892,206
Mesoblast Ltd. (a)	292,908	238,039
SEEK Ltd.	320,791	3,682,572
Treasury Wine Estates Ltd.	512,269	3,559,698
		19,868,383
CHINA — 4.0%
Alibaba Group Holding Ltd. ADR (a)	42,320	3,365,710
Baidu, Inc. ADR (a)	20,825	3,439,249
Ctrip.com International Ltd. ADR (a)	30,744	1,266,653
JD.com, Inc. ADR (a)	83,415	1,770,900
Tsingtao Brewery Co., Ltd., Class H	639,943	2,224,858
		12,067,370
DENMARK — 5.9%
Carlsberg A/S, B Shares	55,182	5,264,804
Novo Nordisk A/S, B Shares	159,703	8,600,470
Novozymes A/S, B Shares	78,864	3,787,119
		17,652,393
FINLAND — 1.5%
Kone Oyj, B Shares	99,592	4,596,225
FRANCE — 1.2%
Legrand SA	71,344	3,652,211
GERMANY — 3.2%
adidas AG	49,181	7,059,926
Zalando SE 144A (a)(b)	94,362	2,497,435
		9,557,361
HONG KONG — 2.9%
Cafe de Coral Holdings Ltd.	563,702	1,770,475
Jardine Matheson Holdings Ltd.	73,100	4,273,698
Jardine Strategic Holdings Ltd.	39,900	1,207,764
PAX Global Technology Ltd.	1,533,000	1,349,462
		8,601,399

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
INDIA — 1.6%
Mahindra & Mahindra Ltd. GDR	227,629	$4,848,690
ISRAEL — 0.0%
Protalix BioTherapeutics, Inc. (a)	212,364	135,913
JAPAN — 22.7%
Asahi Group Holdings Ltd.	146,200	4,727,349
DENSO Corp.	105,900	3,726,127
Japan Exchange Group, Inc.	294,400	3,389,567
Kakaku.com, Inc.	185,300	3,681,853
Kao Corp.	128,800	7,501,590
MS&AD Insurance Group Holdings, Inc.	236,300	6,122,562
Olympus Corp.	126,400	4,719,978
Pigeon Corp.	166,200	4,968,460
Rakuten, Inc.	380,200	4,126,439
Shimano, Inc.	44,700	6,834,521
Shiseido Co., Ltd.	205,100	5,344,447
SMC Corp.	13,700	3,370,558
SUGI Holdings Co., Ltd.	42,000	2,341,832
Suruga Bank Ltd.	162,200	3,665,583
THK Co., Ltd.	205,800	3,507,741
		68,028,607
PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	251,215	3,962,118
SINGAPORE — 1.6%
United Overseas Bank Ltd.	354,406	4,882,990
SOUTH AFRICA — 2.8%
Clicks Group Ltd.	408,517	3,403,384
Naspers Ltd., N Shares	31,879	4,867,766
		8,271,150
SOUTH KOREA — 2.4%
Samsung Electronics Co., Ltd. GDR 144A (b)	4,991	3,119,076
Samsung Fire & Marine Insurance Co., Ltd.	17,406	3,997,809
		7,116,885

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
SPAIN — 2.9%
Distribuidora Internacional de Alimentacion SA (a)	546,655	$3,190,781
Inditex SA	159,156	5,346,704
		8,537,485
SWEDEN — 6.9%
Atlas Copco AB, A Shares	14,881	386,492
Atlas Copco AB, B Shares	210,566	4,990,903
Investor AB, B Shares	80,949	2,719,546
Kinnevik AB, Class B	241,757	5,779,115
Svenska Handelsbanken AB, A Shares	559,888	6,797,328
		20,673,384
SWITZERLAND — 9.0%
Compagnie Financiere Richemont SA	37,541	2,197,451
Mettler-Toledo International, Inc. (a)	16,384	5,978,849
Nestle SA	94,816	7,346,186
Roche Holding AG — Genusschein	18,888	4,984,162
Schindler Holding AG, Participating Certificates	23,007	4,165,371
Swatch Group AG (The)	8,370	2,435,686
		27,107,705
TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	238,614	6,258,845
UNITED KINGDOM — 19.6%
ARM Holdings Plc.	488,903	7,426,340
ASOS Plc. (a)	123,474	6,595,909
Auto Trader Group Plc. 144A (b)	951,664	4,498,808
BHP Billiton Plc.	67,767	857,727
Burberry Group Plc.	161,774	2,516,476
Capita Plc.	276,965	3,568,855
Hargreaves Lansdown Plc.	355,194	5,925,031
Imagination Technologies Group Plc. (a)	578,139	1,495,048
Intertek Group Plc.	84,263	3,926,111
John Wood Group Plc.	374,393	3,446,360
Johnson Matthey Plc.	136,052	5,102,959
Jupiter Fund Management Plc.	481,370	2,363,787

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
Rightmove Plc.	99,459	$4,857,697
Unilever Plc.	93,393	4,474,962
Weir Group Plc. (The)	81,704	1,577,995
		58,634,065
Total Common Stocks
(cost $280,041,055)		294,453,179
PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR (cost $2,369,513)	218,562	2,063,225
TOTAL INVESTMENTS — 98.9%
(cost $282,410,568)		$296,516,404
Other assets less liabilities — 1.1%		3,175,202
NET ASSETS — 100.0%		$299,691,606

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2016, the net value of these securities was $10,115,319 representing 3.4% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $282,410,568)	$296,516,404
Cash	3,737,355
Foreign cash, at value (cost $605,989)	606,376
Receivable for investments sold	1,710,374
Dividends receivable	449,149
Tax reclaims receivable	385,046
Redemption fee receivable	1,276
Total Assets	303,405,980
LIABILITIES
Payable for investments purchased	1,972,957
Capital Shares Payable	1,276,276
Management fee payable	258,491
Servicing fee payable	127,234
Trustee fee payable	2,603
Accrued expenses	76,813
Total Liabilities	3,714,374
NET ASSETS	$299,691,606
COMPOSITION OF NET ASSETS
Paid-in capital	$294,337,118
Undistributed net investment income	2,877,606
Accumulated net realized loss on investments and foreign currency transactions	(11,615,848)
Net unrealized appreciation in value of investments and foreign currencies	14,092,730
$299,691,606
NET ASSET VALUE, PER SHARE
Class 1 ($29,040,154 / 2,319,496 shares outstanding), unlimited authorized, no par value	$12.52
Maximum Purchase Price Per Share (Note D)	$12.55
Minimum Redemption Price Per Share (Note D)	$12.51
Class 2 ($252,136,876 / 19,960,152 shares outstanding), unlimited authorized, no par value	$12.63
Maximum Purchase Price Per Share (Note D)	$12.66
Minimum Redemption Price Per Share (Note D)	$12.62
Class 3 ($18,514,576 / 1,451,695 shares outstanding), unlimited authorized, no par value	$12.75
Maximum Purchase Price Per Share (Note D)	$12.78
Minimum Redemption Price Per Share (Note D)	$12.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $415,010)	$4,382,953
Interest	(47)
Total Investment Income	4,382,906
EXPENSES
Management fee (Note B)	484,929
Shareholder Servicing fees — Class 1 Shares (Note B)	27,511
Shareholder Servicing fees — Class 2 Shares (Note B)	200,630
Shareholder Servicing fees — Class 3 Shares (Note B)	9,529
Fund accounting	85,238
Custody	22,425
Transfer agency	21,868
Legal	12,159
Professional fees	12,084
Trustees' fees	5,826
Insurance	1,453
Miscellaneous	5,335
Total Expenses	888,987
Net Investment Income	3,493,919
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(3,856,450)
Foreign currency transactions	(42,061)
(3,898,511)
Net change in unrealized appreciation (depreciation) on:
Investments	3,009,306
Translation of assets and liabilities denominated in foreign currencies	11,505
3,020,811
Net realized and unrealized loss on investments and foreign currency transactions	(877,700)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,616,219

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,493,919	$3,155,819
Net realized loss from investments and foreign currency transactions	(3,898,511)	(4,739,550)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,020,811	(413,931)
Net increase (decrease) in net assets from operations	2,616,219	(1,997,662)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(219,253)
Class 2	—	(2,733,303)
Class 3	—	(246,548)
Total Dividends and Distributions	—	(3,199,104)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	10,975,202	—
Class 2	29,927,077	215,409,582
Class 3	451,285	1,931,937
Purchase fees:
Class 1	7,115	25,569
Class 2	85,817	211,071
Class 3	7,233	25,857
Redemption fees:
Class 1	658	877
Class 2	8,549	10,062
Class 3	656	901
Dividends reinvested:
Class 1	—	219,253
Class 2	—	2,733,303
Class 3	—	246,548
Cost of shares redeemed:
Class 1	(1,500,000)	—
Class 2	(9,382,649)	(93,972,196)
Class 3	(1,756,757)	(1,502,224)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	28,824,186	125,340,540
Total Increase in Net Assets	31,440,405	120,143,774
NET ASSETS
Beginning of period	268,251,201	148,107,427
End of period (including undistributed (distributions in excess of) net investment income of $2,877,606 and ($616,313), respectively)	$299,691,606	$268,251,201

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Choice Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period December 17, 2013(a) through December 31, 2013
Net asset value, beginning of period	$12.44		$12.32	$13.02	$12.80
From Investment Operations
Net investment income(b)	0.15		0.17	0.15	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)		0.07 (f)	(0.75)	0.56
Net increase (decrease) in net asset value from investment operations	0.08		0.24	(0.60)	0.56
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)	(0.12)	(0.34)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.02	0.02	0.00	(c)
Net asset value, end of period	$12.52		$12.44	$12.32	$13.02
Total Return
Total return based on net asset value(d)	0.62%		2.10%	(4.46)%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$29,040		$19,516	$19,115	$19,995
Ratio of net expenses to average net assets	0.72	%*	0.73%	0.84%	0.27	%*
Ratio of net investment income to average net assets	2.44	%*	1.34%	1.12%	0.61	%*
Portfolio turnover rate(e)	9%		16%	23%	25%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value, beginning of period	$12.55		$12.43	$13.13	$11.19	$9.45	$11.24
From Investment Operations
Net investment income(a)	0.16		0.17	0.16	0.17	0.23	0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)		0.09 (e)	(0.75)	2.19	1.83	(1.64)
Net increase (decrease) in net asset value from investment operations	0.08		0.26	(0.59)	2.36	2.06	(1.43)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	(0.14)	(0.43)	(0.32)	(0.21)
Distributions from net realized gain on investments	—		—	—	—	—	(0.17)
Total Dividends and Distributions	—		(0.15)	(0.14)	(0.43)	(0.32)	(0.38)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.01	0.03	0.01	0.00 (b)	0.02
Net asset value, end of period	$12.63		$12.55	$12.43	$13.13	$11.19	$9.45
Total Return
Total return based on net asset value(c)	0.66%		2.16%	(4.25)%	21.20%	21.81%	(12.54)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$252,137		$229,032	$110,234	$94,942	$156,038	$115,242
Ratio of net expenses to average net assets	0.64	%*	0.65%	0.66%	0.67%	0.64%	0.65%
Ratio of net investment income to average net assets	2.53	%*	1.29%	1.23%	1.41%	2.23%	1.97%
Portfolio turnover rate(d)	9%		16%	23%	25%	21%	46%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

(e)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Choice Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Period July 7, 2014(d) through December 31, 2014		For the Period January 1, 2013 through April 16, 2013(c)		For the Period January 23, 2012(d) through December 31, 2012		For the Period January 1, 2011 through April 18, 2011(c)
Net asset value, beginning of period	$12.67	$12.54	$14.08		$11.22		$10.15		$11.42
From Investment Operations
Net investment income(a)	0.16	0.20	0.05		0.07		0.28		0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)	0.07 (g)	(1.44)		0.79		1.12		0.15
Net increase (decrease) in net asset value from investment operations	0.07	0.27	(1.39)		0.86		1.40		0.24
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.16)	(0.15)		—		(0.33)		—
Proceeds from Purchase Fees and Redemption Fees(a)	0.01	0.02	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)
Net asset value, end of period	$12.75	$12.67	$12.54		$12.08		$11.22		$11.66
Total Return
Total return based on net asset value(b)	0.70%	2.25%	(9.86	)%**	7.66	%**	13.79	%**	2.10	%**
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,515	$19,703	$18,758		$—	(c)	$27,557		$—	(c)
Ratio of net expenses to average net assets	0.57%*	0.58%	0.58	%*	0.55	%*	0.57	%*	0.57	%*
Ratio of net investment income to average net assets	2.53%*	1.51%	0.71	%*	2.29	%*	2.86	%*	2.50	%*
Portfolio turnover rate(f)	9%	16%	23%		5%		21%		46%

*  Annualized.

**  Not annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Class had no shareholders from April 19, 2011 to January 22, 2012 and from April 17, 2013 to July 6, 2014. All shares of this class were redeemed at $11.66 on April 18, 2011. New shares were issued at $10.15 on January 23, 2012. All shares of this class were redeemed at $12.08 on April 16, 2013. New shares were issued at $14.08 on July 7, 2014.

(d)  Recommencement of investment operations

(e)  Amount is less than $0.005 per share.

(f)  Portfolio turnover rate calculated at Fund level.

(g)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Pure Fund

	Value	% of Total Net Assets
Apparel Retailers	$9,582,688	5.6%
Asset Managers	5,367,632	3.1
Auto Parts	2,357,417	1.4
Banks	10,692,983	6.1
Biotechnology	2,614,138	1.5
Brewers	6,646,653	3.9
Business Support Services	5,278,506	3.1
Chemicals	4,045,925	2.3
Clothing & Accessories	5,301,592	3.0
Commercial Services & Supplies	2,445,042	1.4
Containers & Packaging	2,475,230	1.4
Distillers & Vintners	2,164,869	1.3
Diversified Industrials	3,694,907	2.2
Drug Retailers	1,410,675	0.8
Electrical Equipment	2,302,750	1.3
Electronic Equipment	3,645,551	2.1
Food Products	8,956,520	5.2
Food Retailers & Wholesalers	4,406,569	2.5
Footwear	4,348,556	2.5
General Mining	662,328	0.4
Industrial Machinery	15,089,584	8.8
Investment Services	1,990,680	1.1
Media Agencies	3,614,249	2.1
Medical Equipment	8,985,887	5.2
Nondurable Household Products	5,224,321	3.0
Oil Equipment & Services	2,055,106	1.2
Personal Products	6,028,150	3.5
Pharmaceuticals	8,354,048	4.9
Property & Casualty Insurance	4,316,627	2.5
Recreational Products	5,106,779	3.0
Semiconductors	5,038,826	2.9
Speciality Finance	8,408,033	4.9
Specialized Consumer Services	7,767,135	4.5
Total Value of Investments	170,379,956	98.7
Other assets less liabilities	2,227,346	1.3
Net Assets	$172,607,302	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 7.4%
Brambles Ltd.	265,116	$2,475,230
Cochlear Ltd.	60,793	5,546,726
Mesoblast Ltd. (a)	181,023	147,113
SEEK Ltd.	212,989	2,445,042
Treasury Wine Estates Ltd.	311,542	2,164,869
		12,778,980
DENMARK — 6.4%
Carlsberg A/S, B Shares	33,436	3,190,062
Novo Nordisk A/S, B Shares	98,605	5,310,165
Novozymes A/S, B Shares	51,374	2,467,025
		10,967,252
FINLAND — 1.7%
Kone Oyj, B Shares	64,353	2,969,926
FRANCE — 1.3%
Legrand SA	44,983	2,302,750
GERMANY — 3.6%
adidas AG	30,293	4,348,556
Zalando SE 144A (a)(b)	69,281	1,833,628
		6,182,184
HONG KONG — 2.2%
Jardine Matheson Holdings Ltd.	63,200	3,694,907
ISRAEL — 0.0%
Protalix BioTherapeutics, Inc. (a)	45,400	29,056
JAPAN — 26.1%
Asahi Group Holdings Ltd.	106,900	3,456,591
DENSO Corp.	67,000	2,357,417
Japan Exchange Group, Inc.	172,900	1,990,680
Kakaku.com, Inc.	105,600	2,098,239
Kao Corp.	89,700	5,224,321
MS&AD Insurance Group Holdings, Inc.	166,600	4,316,627

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
Olympus Corp.	92,100	$3,439,161
Pigeon Corp.	96,700	2,890,795
Rakuten, Inc.	267,600	2,904,353
Shimano, Inc.	33,400	5,106,779
Shiseido Co., Ltd.	120,400	3,137,355
SMC Corp.	8,300	2,042,017
SUGI Holdings Co., Ltd.	25,300	1,410,675
Suruga Bank Ltd.	102,500	2,316,413
THK Co., Ltd.	138,400	2,358,947
		45,050,370
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	154,294	2,433,497
SINGAPORE — 2.1%
United Overseas Bank Ltd.	267,333	3,683,302
SPAIN — 3.4%
Distribuidora Internacional de Alimentacion SA (a)	338,033	1,973,072
Inditex SA	115,401	3,876,793
		5,849,865
SWEDEN — 9.5%
Atlas Copco AB, A Shares	95,123	2,470,548
Atlas Copco AB, B Shares	35,100	831,952
Investor AB, B Shares	136,744	4,594,023
Kinnevik AB, Class B	159,551	3,814,010
Svenska Handelsbanken AB, A Shares	386,579	4,693,268
		16,403,801
SWITZERLAND — 10.8%
Compagnie Financiere Richemont SA	35,419	2,073,241
Mettler-Toledo International, Inc. (a)	9,990	3,645,551
Nestle SA	65,024	5,037,951
Roche Holding AG — Genusschein	11,425	3,014,827
Schindler Holding AG, Participating Certificates	19,051	3,449,145
Swatch Group AG (The)	4,809	1,399,428
		18,620,143

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
UNITED KINGDOM — 22.8%
ARM Holdings Plc.	280,007	$4,253,251
ASOS Plc. (a)	72,488	3,872,267
Auto Trader Group Plc. 144A (b)	584,803	2,764,543
BHP Billiton Plc.	52,329	662,328
Burberry Group Plc.	117,574	1,828,923
Capita Plc.	172,019	2,216,565
Hargreaves Lansdown Plc.	232,150	3,872,520
Imagination Technologies Group Plc. (a)	303,784	785,575
Intertek Group Plc.	65,716	3,061,941
John Wood Group Plc.	223,255	2,055,106
Johnson Matthey Plc.	107,870	4,045,925
Jupiter Fund Management Plc.	304,470	1,495,112
Rightmove Plc.	74,000	3,614,249
Unilever Plc.	81,781	3,918,569
Weir Group Plc. (The)	50,071	967,049
		39,413,923
TOTAL INVESTMENTS — 98.7%
(cost $175,862,836)		$170,379,956
Other assets less liabilities — 1.3%		2,227,346
NET ASSETS — 100.0%		$172,607,302

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2016, the net value of these securities was $4,598,171 representing 2.7% of net assets.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford EAFE Pure Fund

ASSETS
Investments, at value (cost $175,862,836)	$170,379,956
Cash	1,512,588
Foreign cash, at value (cost $1,077,042)	1,077,688
Receivable for investments sold	1,611,732
Tax reclaims receivable	279,229
Dividends receivable	161,784
Total Assets	175,022,977
LIABILITIES
Payable for investments purchased	2,151,639
Management fee payable	151,900
Servicing fee payable	73,780
Trustee fee payable	787
Accrued expenses	37,569
Total Liabilities	2,415,675
NET ASSETS	$172,607,302
COMPOSITION OF NET ASSETS
Paid-in capital	$180,037,608
Undistributed net investment income	2,293,186
Accumulated net realized loss on investments and foreign currency transactions	(4,226,702)
Net unrealized depreciation in value of investments and foreign currencies	(5,496,790)
$172,607,302
NET ASSET VALUE, PER SHARE
Class 2 ($172,607,302 / 17,794,489 shares outstanding), (unlimited authorized, no par value	$9.70
Maximum Purchase Price Per Share (Note D)	$9.72
Minimum Redemption Price Per Share (Note D)	$9.69

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford EAFE Pure Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $240,558)	$2,934,467
Interest	(6)
Total Investment Income	2,934,461
EXPENSES
Management fee (Note B)	294,089
Shareholder Servicing fees — Class 2 Shares (Note B)	142,844
Fund accounting	47,671
Custody	12,926
Professional fees	12,041
Transfer agency	7,295
Legal	6,664
Trustees' fees	3,187
Insurance	757
Miscellaneous	4,416
Total Expenses	531,890
Net Investment Income	2,402,571
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(2,190,162)
Foreign currency transactions	26,391
(2,163,771)
Net change in unrealized appreciation (depreciation) on:
Investments	(283,671)
Translation of assets and liabilities denominated in foreign currencies	(6,607)
(290,278)
Net realized and unrealized loss on investments and foreign currency transactions	(2,454,049)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(51,478)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Pure Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,402,571	$1,519,338
Net realized loss from investments and foreign currency transactions	(2,163,771)	(1,931,318)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(290,278)	(2,249,603)
Net decrease in net assets from operations	(51,478)	(2,661,583)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(1,657,148)
Total Dividends and Distributions	—	(1,657,148)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	—	131,717,335
Purchase fees:
Class 2	—	380,244
Dividends reinvested:
Class 2	—	1,657,148
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	133,754,727
Total Increase (Decrease) in Net Assets	(51,478)	129,435,996
NET ASSETS
Beginning of period	172,658,780	43,222,784
End of period (including undistributed (distributions in excess of) net investment income of $2,293,186 and ($109,385), respectively)	$172,607,302	$172,658,780

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford EAFE Pure Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Period April 15, 2014(a) through December 31, 2014
Net asset value, beginning of period	$9.70		$9.36	$10.00
From Investment Operations
Net investment income(b)	0.14		0.13	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.14)		0.27 (f)	(0.69)
Net increase (decrease) in net asset value from investment operations	—		0.40	(0.61)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.09)	(0.06)
Distributions from net realized gain on investments	—		—	(0.00	)(c)
Total Dividends and Distributions	—		(0.09)	(0.06)
Proceeds from Purchase Fees and Redemption Fees(b)	—		0.03	0.03
Net asset value, end of period	$9.70		$9.70	$9.36
Total Return
Total return based on net asset value(d)	(0.05)%		4.61%	(5.79)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$172,607		$172,659	$43,223
Ratio of net expenses to average net assets, before waiver	0.63	%*	0.66%	0.70	%*
Ratio of net expenses to average net assets	0.63	%*	0.66%	0.67	%*
Ratio of net investment income to average net assets	2.86	%*	1.36%	1.17	%*
Portfolio turnover rate(d)	5%		18%	5%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets
Aerospace/Defense	$10,656,006	0.9%
Auto Manufacturers	21,616,954	1.8
Automobiles	8,230,906	0.7
Automobiles & Parts	12,823,340	1.1
Banks	75,103,262	6.3
Broadcasting & Entertainment	10,478,522	0.9
Broadline Retailers	46,346,486	3.8
Building Materials & Fixtures	29,991,855	2.6
Commodity Chemicals	23,154,105	1.9
Computer Services	29,393,105	2.4
Construction & Building Materials	10,702,365	0.9
Electric Utilities	8,465,872	0.7
Electrical Components & Equipment	15,832,999	1.3
Electronic & Electrical Equipment	96,632,595	8.1
Electronic Equipment	32,412,891	2.7
Food Products	6,367,959	0.5
Household Goods	10,697,441	0.9
Insurance	49,393,989	4.1
Internet	166,652,347	13.9
Leisure Goods	18,774,100	1.6
Life Insurance	55,669,365	4.6
Media & Photography	43,970,226	3.7
Mortgage Finance	29,814,200	2.5
Nonlife Insurance	28,815,041	2.4
Oil & Gas	37,336,257	3.1
Pharmaceuticals	14,799,388	1.2
Property & Casualty Insurance	8,338,935	0.7
Real Estate Holding & Development	52,703,991	4.4
Renewable Energy Equipment	4,197,164	0.3
Semiconductors	81,903,476	6.8
Software	4,927,658	0.4
Software & Computer Services	2,960,587	0.3
Specialized Consumer Services	52,052,623	4.3
Technology Hardware & Equipment	13,045,199	1.1
Telecommunications	19,365,263	1.6
Toys	7,964,192	0.7
Transportation Services	8,903,341	0.7
Travel & Tourism	18,959,993	1.6
Total Value of Investments	1,169,453,998	97.5
Other assets less liabilities	29,918,236	2.5
Net Assets	$1,199,372,234	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 93.6%
ARGENTINA — 1.4%
MercadoLibre, Inc.	116,864	$16,439,259
BRAZIL — 0.9%
Embraer SA ADR	490,608	10,656,006
CHINA — 26.2%
Alibaba Group Holding Ltd. ADR (a)	654,503	52,052,623
Baidu, Inc. ADR (a)	209,926	34,669,279
China Pacific Insurance Group Co. Ltd., Class H	2,873,200	9,737,705
China Vanke Co. Ltd., Class H	9,789,500	19,332,416
Ctrip.com International Ltd. ADR (a)	460,194	18,959,993
Geely Automobile Holdings Ltd.	23,510,000	12,823,340
Huaneng Power International, Inc., Class H	13,630,000	8,465,872
JD.com, Inc. ADR (a)	1,527,413	32,426,978
Ping An Insurance Group Co. of China Ltd., Class H	7,789,500	34,512,744
SINA Corp. (a)	118,100	6,125,847
Sohu.com, Inc. (a)	106,200	4,020,732
Tencent Holdings Ltd.	3,029,100	69,486,565
ZTE Corp., Class H	9,372,000	11,920,755
		314,534,849
HONG KONG — 7.6%
AAC Technologies Holdings, Inc.	1,852,000	15,832,999
Brilliance China Automotive Holdings Ltd.	7,972,000	8,230,906
China Overseas Land & Investment Ltd.	7,452,000	23,755,870
China Taiping Insurance Holdings Co., Ltd. (a)	4,615,410	8,685,572
GCL-Poly Energy Holdings Ltd.	31,933,000	4,197,164
Haier Electronics Group Co., Ltd.	7,001,300	10,697,441
Kingsoft Corp. Ltd.	4,099,000	7,964,192
Sunny Optical Technology Group Co. Ltd.	3,373,000	11,875,822
		91,239,966
INDIA — 17.0%
Ambuja Cements Ltd.	2,086,524	7,903,039
Asian Paints Ltd.	936,622	13,944,172
Axis Bank Ltd.	2,245,899	17,846,350
Cipla Ltd.	574,784	4,278,067
Housing Development Finance Corp., Ltd.	1,600,286	29,814,200

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
ICICI Bank Ltd.	4,989,452	$17,857,858
Infosys Ltd.	647,970	11,245,115
Lupin Ltd.	459,901	10,521,321
Mahindra & Mahindra Ltd.	1,017,663	21,616,954
Oracle Financial Services Software Ltd.	96,007	4,927,658
Reliance Industries Ltd.	2,591,942	37,336,257
Tata Consultancy Services Ltd.	478,850	18,147,990
UltraTech Cement Ltd.	160,700	8,144,644
		203,583,625
MALAYSIA — 1.4%
Public Bank Bhd	3,519,440	16,958,273
MEXICO — 2.9%
Cemex SAB de CV ADR, Participating Certificates (a)	1,734,581	10,702,365
Grupo Televisa SAB ADR	402,401	10,478,522
Wal-Mart de Mexico SAB de CV	5,786,360	13,919,508
		35,100,395
PHILIPPINES — 0.8%
Ayala Land, Inc.	6,153,300	5,104,321
SM Prime Holdings, Inc.	7,722,300	4,511,384
		9,615,705
POLAND — 0.7%
Powszechny Zaklad Ubezpieczen SA	1,144,320	8,338,935
SOUTH AFRICA — 3.7%
Naspers Ltd., N Shares	287,961	43,970,226
SOUTH KOREA — 13.5%
Dongbu Insurance Co., Ltd.	258,016	15,530,122
Hyundai Marine & Fire Insurance Co., Ltd.	319,285	8,141,621
Interpark Holdings Corp.	567,382	2,960,587
LG Chem Ltd.	80,492	18,381,856
NAVER Corp.	41,268	25,566,190
NCSoft Corp.	50,237	10,344,475
Orion Corp.	7,758	6,367,959
Samsung Electronics Co., Ltd.	33,330	41,507,558
Samsung Fire & Marine Insurance Co., Ltd.	57,841	13,284,919
Samsung SDI Co., Ltd.	204,535	19,365,263
		161,450,550
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
TAIWAN — 16.8%
Advantech Co., Ltd.	147,463	$1,124,444
China Life Insurance Co., Ltd.	41,834,010	32,566,796
CTBC Financial Holding Co. Ltd.	10,600,000	5,575,212
Delta Electronics, Inc. (a)	4,209,000	20,537,069
Fubon Financial Holding Co. Ltd.	9,685,000	11,418,916
Himax Technologies, Inc. ADR (a)	865,506	7,149,080
Hon Hai Precision Industry Co., Ltd.	11,571,680	29,811,943
Largan Precision Co., Ltd.	203,000	18,774,100
MediaTek, Inc.	1,985,000	15,168,493
Taiwan Semiconductor Manufacturing Co., Ltd.	11,823,310	59,585,903
		201,711,956
THAILAND — 0.7%
Airports of Thailand PCL NVDR	800,700	8,903,341
Total Common Stocks
(cost $1,128,546,954)		1,122,503,086
PREFERRED STOCKS — 3.9%
BRAZIL — 1.4%
Banco Bradesco SA	2,152,454	16,865,569
SOUTH KOREA — 2.5%
LG Chem Ltd.	28,589	4,772,249
Samsung Electronics Co., Ltd.	24,538	25,313,094
		30,085,343
Total Preferred Stocks
(cost $40,272,766)		46,950,912
TOTAL INVESTMENTS — 97.5%
(cost $1,168,819,720)		$1,169,453,998
Other assets less liabilities — 2.5%		29,918,236
NET ASSETS — 100.0%		$1,199,372,234

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

NVDR  —  Non-Voting Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $1,168,819,720)	$1,169,453,998
Cash	25,881,364
Foreign cash, at value (cost $32,790)	29,783
Dividends receivable	5,689,800
Receivable for Indian capital gains tax refund	298,038
Tax reclaims receivable	27,351
Total Assets	1,201,380,334
LIABILITIES
Management fee payable	1,605,794
Servicing fee payable	116,786
Payable for deferred Indian capital gains tax	253,987
Trustee fee payable	43
Accrued expenses	31,490
Total Liabilities	2,008,100
NET ASSETS	$1,199,372,234
COMPOSITION OF NET ASSETS
Paid-in capital	$1,237,377,962
Undistributed net investment income	4,333,773
Accumulated net realized loss on investments and foreign currency transactions	(42,767,064)
Net unrealized appreciation in value of investments and foreign currencies	427,563
$1,199,372,234
NET ASSET VALUE, PER SHARE
Class 1 ($7,075,851 / 496,156 shares outstanding), unlimited authorized, no par value	$14.26
Maximum Purchase Price Per Share (Note D)	$14.29
Minimum Redemption Price Per Share (Note D)	$14.22
Class 2 ($55,771,801 / 3,847,769 shares outstanding), unlimited authorized, no par value	$14.49
Maximum Purchase Price Per Share (Note D)	$14.52
Minimum Redemption Price Per Share (Note D)	$14.45
Class 3 ($121,217,820 / 8,297,327 shares outstanding), unlimited authorized, no par value	$14.61
Maximum Purchase Price Per Share (Note D)	$14.64
Minimum Redemption Price Per Share (Note D)	$14.57
Class 4 ($95,773,408 / 6,500,627 shares outstanding), unlimited authorized, no par value	$14.73
Maximum Purchase Price Per Share (Note D)	$14.76
Minimum Redemption Price Per Share (Note D)	$14.69
Class 5 ($919,533,354 / 61,524,751 shares outstanding), unlimited authorized, no par value	$14.95
Maximum Purchase Price Per Share (Note D)	$14.98
Minimum Redemption Price Per Share (Note D)	$14.91

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $989,240)	$8,271,612
Interest	1,356
Total Investment Income	8,272,968
EXPENSES
Management fee (Note B)	2,977,679
Shareholder Servicing fees — Class 1 Shares (Note B)	3,752
Shareholder Servicing fees — Class 2 Shares (Note B)	49,476
Shareholder Servicing fees — Class 3 Shares (Note B)	28,651
Shareholder Servicing fees — Class 4 Shares (Note B)	31,965
Shareholder Servicing fees — Class 5 Shares (Note B)	87,294
Fund accounting	181,271
Custody	158,251
Legal	37,111
Professional fees	27,659
Transfer agency	24,938
Trustees' fees	18,161
Insurance	4,148
Miscellaneous	17,003
Total Expenses	3,647,359
Net Investment Income	4,625,609
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(17,177,965)
Foreign currency transactions	(549,262)
(17,727,227)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred Indian capital gains tax $253,987)	(16,197,017)
Translation of assets and liabilities denominated in foreign currencies	28,857
(16,168,160)
Net realized and unrealized loss on investments and foreign currency transactions	(33,895,387)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(29,269,778)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,625,609	$5,360,568
Net realized loss from investments and foreign currency transactions	(17,727,227)	(2,203,058)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(16,168,160)	(65,958,328)
Net decrease in net assets from operations	(29,269,778)	(62,800,818)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(773,521)
Class 3	—	(399,288)
Class 5	—	(7,666,337)
Capital gains:
Class 2	—	(18,566)
Class 4	—	(25,969)
Class 5	—	(243,558)
Total Dividends and Distributions	—	(9,127,239)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	7,032,264	—
Class 2	1,994,000	105,642,000
Class 3	122,132,500	—
Class 4	—	99,700,000
Class 5	7,976,002	983,566,063
Purchase fees:
Class 1	35	—
Class 2	22,566	216,847
Class 3	607	—
Class 4	35,584	266,494
Class 5	338,707	1,674,659
Redemption fees:
Class 2	1,408	8,107
Class 4	2,003	—
Class 5	19,067	82,240
Dividends reinvested:
Class 2	—	792,088
Class 4	—	425,257
Class 5	—	7,909,895
Cost of shares redeemed:
Class 2	(13,454,743)	(25,813,476)
Class 3	—	(485,066,064)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	126,100,000	689,404,110
Total Increase in Net Assets	96,830,222	617,476,053
NET ASSETS
Beginning of period	1,102,542,012	485,065,959
End of period (including undistributed (distributions in excess of) net investment income of $4,333,773 and ($291,836), respectively)	$1,199,372,234	$1,102,542,012

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Emerging Markets Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Period April 12, 2016(b) through June 30, 2016
Net asset value, beginning of period	$14.17
From Investment Operations
Net investment income(a)	0.06
Net realized and unrealized gain on investments and foreign currency transactions	0.03
Net increase in net asset value from investment operations	0.09
Net asset value, end of period	$14.26
Total Return
Total return based on net asset value(c)	0.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,076
Ratio of net expenses to average net assets	0.90	%*
Ratio of net investment income to average net assets	1.95	%*
Portfolio turnover rate(d)	8%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Recommencement of investment operations. Class had no shareholders from January 18, 2010 to April 11, 2016. All shares of this class were redeemed on January 18, 2010 at $16.79. New shares were issued at $14.17 on April 12, 2016.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Emerging Markets Fund
Selected data for a Class 2 Share outstanding throughout each period:^

	For the Six Months Ended June 30, 2016 (unaudited)	For the Period March 3, 2015(a) through December 31, 2015		For the Period April 8, 2014(a) through June 9, 2014		For the Period January 1, 2014(a) through January 12, 2014		For the Period April 9, 2013(b) through December 31, 2013
Net asset value, beginning of period	$14.88	$17.24		$16.64		$16.52		$15.60
From Investment Operations
Net investment income (loss)(c)	0.04	0.13		0.01		(0.00	)(d)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.44)	(2.38)		1.18		(0.41)		1.10
Net increase (decrease) in net asset value from investment operations	(0.40)	(2.25)		1.19		(0.41)		1.20
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.17)		—		—		(0.29)
Distributions from net realized gain on investments	—	(0.00	)(d)	—		—		—
Total Dividends and Distributions	—	(0.17)		—		—		(0.29)
Proceeds from Purchase Fees and Redemption Fees(c)	0.01	0.06		0.02		—		0.01
Net asset value, end of period	$14.49	$14.88		$17.85		$16.11		$16.52
Total Return
Total return based on net asset value(e)	(2.57)%	(12.68)%		7.27%		(2.48)%		7.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$55,772	$69,091		$9,994		$49,767		$51,029
Ratio of net expenses to average net assets	0.80%*	0.87	%*	0.90	%*	0.92	%*	0.89%*
Ratio of net investment income (loss) to average net assets	0.57%*	0.95	%*	0.46	%*	(0.90	)%*	0.90%*
Portfolio turnover rate(f)	8%	46%		26%		26%		33%

*  Annualized.

^  Formerly Class II shares.

(a)  Recommencement of investment operations. Class had no shareholders from January 13, 2014 to April 7, 2014 and from June 10, 2014 to March 2, 2015. All shares of this class were redeemed at $16.11 on January 12, 2014. New shares were issued at $16.64 on April 8, 2014. All shares of this class were redeemed at $17.85 on June 9, 2014. New shares were issued at $17.24 on March 3, 2015.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the year.

(d)  Amount is less than 0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Emerging Markets Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Period April 01, 2016(b) through June 30, 2016	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Net asset value, beginning of period	$14.72	$16.74	$16.40	$14.60	$18.71	$16.49
From Investment Operations
Net investment income(a)	0.06	0.17	0.14	0.19	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)	(0.15)	0.48	1.82	(3.94)	3.09
Net increase (decrease) in net asset value from investment operations	(0.11)	0.02	0.62	2.01	(3.76)	3.22
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.02)	(0.29)	(0.23)	—	(0.52)
Distributions from net realized gain on investments	—	—	—	—	(0.35)	(0.49)
Total Dividends and Distributions	—	(0.02)	(0.29)	(0.23)	(0.35)	(1.01)
Proceeds from Purchase Fees and Redemption Fees(a)	—	0.02	0.01	0.02	0.00 (c)	0.01
Net asset value, end of period	$14.61	$16.76	$16.74	$16.40	$14.60	$18.71
Total Return
Total return based on net asset value(d)	(0.75)%	0.26%	3.98%	13.94%	(20.20)%	19.73%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$121,218	$485,066	$317,406	$490,246	$373,432	$468,654
Ratio of net expenses to average net assets	0.75%*	0.75%	0.74%	0.75%	0.73%	0.79%
Ratio of net investment income to average net assets	1.80%*	1.00%	0.88%	1.18%	1.05%	0.75%
Portfolio turnover rate(e)	8%	26%	33%	51%	41%	40%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Recommencement of investment operations. Class had no shareholders from December 31, 2014 to March 31, 2016. All shares of this class were redeemed on December 31, 2014 at $16.76. New shares were issued at $14.72 on April 01, 2016.

(c)  Amount to less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Emerging Markets Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Period November 02, 2015(a) through December 31, 2015
Net asset value, beginning of period	$15.12	$15.40
From Investment Operations
Net investment income(b)	0.05	0.02
Net realized and unrealized loss on investments and foreign currency transactions	(0.45)	(0.28)
Net decrease in net asset value from investment operations	(0.40)	(0.26)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.06)
Dividends from net realized gain on investments		(0.00	)(c)
Total Dividends and Distributions	—	(0.06)
Proceeds from Purchase Fees and Redemption Fees(b)	0.01	0.04
Net asset value, end of period	$14.73	$15.12
Total Return
Total return based on net asset value(d)	(2.52)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$95,773	$98,273
Ratio of net expenses to average net assets	0.71%*	0.76	%*
Ratio of net investment income to average net assets	0.76%*	0.88	%*
Portfolio turnover rate(e)	8%	46%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Emerging Markets Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Net asset value, beginning of period	$15.33	$16.93
From Investment Operations
Net investment income(a)	0.06	0.14
Net realized and unrealized loss on investments and foreign currency transactions	(0.45)	(1.60)
Net decrease in net asset value from investment operations	(0.39)	(1.46)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.19)
Distributions from net realized gain on investments	—	(0.00	)(b)
Total Dividends and Distributions	—	(0.19)
Proceeds from Purchase Fees and Redemption Fees(a)	0.01	0.05
Net asset value, end of period	$14.95	$15.33
Total Return
Total return based on net asset value(c)	(2.50)%	(8.24)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$919,533	$935,177
Ratio of net expenses to average net assets	0.66%*	0.71%
Ratio of net investment income to average net assets	0.82%*	0.89%
Portfolio turnover rate(d)	8%	46%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Value	% of Total Net Assets
Aerospace	$4,781,290	0.7%
Aerospace/Defense	47,347	0.0
Airlines	11,474,656	1.7
Asset Managers	2,856,281	0.4
Automobiles	9,591,669	1.4
Banks	36,616,096	5.3
Beverages, Food & Tobacco	1,668,792	0.2
Biotechnology	11,384,713	1.7
Brewers	6,358,084	0.9
Broadline Retailers	28,858,092	4.2
Business Support Services	6,432,548	0.9
Clothing & Accessories	3,421,763	0.5
Commercial Services	30,711,138	4.4
Commercial Vehicles & Trucks	6,115,347	0.9
Construction & Building Materials	18,197,714	2.6
Construction & Materials	10,552,128	1.5
Containers & Packaging	6,939,937	1.0
Diversified Financial Services	30,472,866	4.5
Diversified Industrials	5,004,494	0.7
Electronic & Electrical Equipment	12,542,242	1.8
Engineering & Machinery	6,337,512	0.9
Farming & Fishing	5,849,593	0.9
Financial Services	4,697,173	0.7
Fixed Line Telecommunications	2,644,558	0.4
Food Retailers & Wholesalers	4,274,919	0.6
Gambling	2,750,446	0.4
Healthcare — Products	3,275,862	0.5
Healthcare Providers	13,591,457	2.0
Household Goods & Home Construction	7,244,018	1.1
Industrial Engineering	3,545,657	0.5
Industrial Machinery	30,167,563	4.4
Industrial Suppliers	8,752,150	1.3
Insurance	33,668,675	4.9
Internet	47,466,579	7.0
Investment Services	9,984,562	1.5
Life Insurance	11,445,321	1.7
Marine Expoloration	3,712,018	0.5
Media & Photography	26,055,790	3.8
Medical Equipment	8,868,519	1.4
Mobile Telecommunications	1,855,473	0.3

Industry Diversification Table

Semi-Annual Report June 30, 2016

	Value	% of Total Net Assets
Mortgage Finance	$6,566,447	1.0%
Oil & Gas	18,074,300	2.7
Oil Equipment & Services	3,895,184	0.6
Pharmaceuticals	6,142,623	0.9
Pharmaceuticals, Biotechnology & Life Sciences	6,504,214	1.0
Property & Casualty Insurance	18,896,220	2.7
Publishing	3,874,346	0.6
Real Estate	3,951,928	0.6
Real Estate Holding & Development	3,570,184	0.5
Retailers — General	8,266,507	1.2
Semiconductors	43,349,790	6.3
Software	4,174,485	0.6
Software & Computer Services	16,400,560	2.4
Speciality Chemicals	3,565,497	0.5
Specialized Consumer Services	14,016,167	2.0
Telecommunications Equipment	1,392,051	0.2
Travel & Leisure	19,400,307	2.8
Trucking	7,382,677	1.1
Waste & Disposal	5,988,149	0.9
Total Value of Investments	675,626,678	98.7
Other assets less liabilities	9,050,494	1.3
Net Assets	$684,677,172	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 1.0%
Brambles Ltd.	743,320	$6,939,937
BRAZIL — 0.7%
BM&FBovespa SA	860,100	4,771,342
CANADA — 1.9%
Fairfax Financial Holdings Ltd.	14,538	7,830,006
Ritchie Bros. Auctioneers, Inc.	161,080	5,441,283
		13,271,289
CHINA — 3.5%
Alibaba Group Holding Ltd. ADR (a)	130,281	10,361,248
Baidu, Inc. ADR (a)	52,113	8,606,462
China Biologic Products, Inc. (a)	29,203	3,104,863
Tsingtao Brewery Co., Ltd., Class H	480,000	1,668,792
		23,741,365
DENMARK — 1.8%
Carlsberg A/S, B Shares	66,641	6,358,084
Novo Nordisk A/S, B Shares	114,063	6,142,623
		12,500,707
FRANCE — 0.7%
Bureau Veritas SA	232,354	4,878,302
GERMANY — 3.2%
Deutsche Boerse AG	64,125	5,268,197
SAP SE	218,367	16,400,560
		21,668,757
HONG KONG — 2.8%
AIA Group Ltd.	1,903,200	11,445,321
Jardine Matheson Holdings Ltd.	85,600	5,004,494
Sands China Ltd.	812,800	2,750,446
		19,200,261

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
INDIA — 2.1%
Housing Development Finance Corp., Ltd.	352,456	$6,566,447
ICICI Bank Ltd.	2,156,249	7,717,479
		14,283,926
IRELAND — 4.9%
Bank of Ireland (a)	19,031,593	3,877,452
CRH Plc.	620,579	18,197,714
Ryanair Holdings PLC ADR	165,008	11,474,656
		33,549,822
ITALY — 0.6%
Ferrari NV	37,473	1,538,361
Fiat Chrysler Automobiles NV	374,735	2,306,676
		3,845,037
JAPAN — 6.2%
CyberAgent, Inc.	91,400	5,532,551
Japan Exchange Group, Inc.	264,000	3,039,558
Kansai Paint Co. Ltd.	176,600	3,565,497
MS&AD Insurance Group Holdings, Inc.	427,100	11,066,214
Olympus Corp.	155,400	5,802,884
Rohm Co., Ltd.	71,200	2,810,271
SMC Corp.	25,600	6,298,270
THK Co., Ltd.	237,900	4,054,867
		42,170,112
NETHERLANDS — 1.5%
QIAGEN NV (a)	150,200	3,275,862
Yandex NV, Class A (a)	309,700	6,766,945
		10,042,807
NORWAY — 1.2%
Schibsted ASA, Class A	135,419	4,059,301
Schibsted ASA, Class B	135,419	3,874,346
		7,933,647
RUSSIA — 0.6%
Sberbank of Russia PJSC ADR	446,162	3,913,047

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
SOUTH AFRICA — 3.5%
MTN Group Ltd.	190,924	$1,855,473
Naspers Ltd., N Shares	144,055	21,996,489
		23,851,962
SOUTH KOREA — 1.5%
Samsung Electronics Co., Ltd. GDR 144A (b)	17,045	10,652,103
SPAIN — 0.6%
Distribuidora Internacional de Alimentacion SA (a)	732,393	4,274,919
SWEDEN — 2.6%
Atlas Copco AB, A Shares	24,477	635,720
Atlas Copco AB, B Shares	290,416	6,883,534
Svenska Handelsbanken AB, A Shares	587,595	7,133,705
Volvo AB, B Shares	356,910	3,545,657
		18,198,616
SWITZERLAND — 2.3%
Compagnie Financiere Richemont SA	58,457	3,421,763
OC Oerlikon Corp. AG (a)	301,496	2,647,125
Schindler Holding AG, Participating Certificates	53,290	9,648,047
		15,716,935
TAIWAN — 2.9%
HTC Corp.	430,000	1,392,051
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	696,419	18,267,070
		19,659,121
UNITED KINGDOM — 5.2%
Aggreko Plc.	90,875	1,554,246
Hays Plc.	1,880,283	2,456,786
Prudential Plc.	1,084,016	18,394,659
Rolls-Royce Holdings Plc. (a)	500,920	4,781,290
Rolls-Royce Holdings Plc. Preference Shares (a)	35,565,320	47,347
Wolseley Plc.	169,013	8,752,150
		35,986,478

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
UNITED STATES — 47.4%
Alnylam Pharmaceuticals, Inc. (a)	42,085	$2,335,297
Alphabet, Inc., Class C (a)	22,660	15,682,986
Amazon.com, Inc. (a)	40,326	28,858,092
American Express Co.	77,307	4,697,173
Anthem, Inc.	103,483	13,591,457
Apache Corp.	167,723	9,337,139
Autohome, Inc. ADR (a)	77,871	1,565,986
C.H. Robinson Worldwide, Inc.	99,430	7,382,677
CarMax, Inc. (a)	168,601	8,266,507
Colgate-Palmolive Co.	98,962	7,244,018
Dolby Laboratories, Inc., Class A	104,967	5,022,671
EOG Resources, Inc.	104,737	8,737,161
Facebook, Inc., Class A (a)	81,481	9,311,649
Financial Engines, Inc.	110,409	2,856,281
First Republic Bank	199,663	13,974,413
Grubhub, Inc. (a)	117,635	3,654,919
Howard Hughes Corp. (The) (a)	34,569	3,951,928
Interactive Brokers Group, Inc., Class A	91,248	3,230,179
Intuitive Surgical, Inc. (a)	4,635	3,065,635
Kirby Corp. (a)	59,497	3,712,018
Leucadia National Corp.	152,600	2,644,558
Lincoln Electric Holdings, Inc.	107,270	6,337,512
Markel Corp. (a)	16,031	15,274,016
MarketAxess Holdings, Inc.	25,549	3,714,825
Martin Marietta Materials, Inc.	54,959	10,552,128
MasterCard, Inc., Class A	102,861	9,057,940
Monsanto Co.	56,567	5,849,593
Moody's Corp.	146,784	13,755,129
Myriad Genetics, Inc. (a)	212,556	6,504,214
NOW, Inc. (a)	214,729	3,895,184
NVIDIA Corp.	103,265	4,854,488
Royal Caribbean Cruises Ltd.	288,910	19,400,307
Seattle Genetics, Inc. (a)	147,106	5,944,553
Stericycle, Inc. (a)	57,512	5,988,149
TD Ameritrade Holding Corp.	358,780	10,216,261
Teradyne, Inc.	343,619	6,765,858
Tesla Motors, Inc. (a)	27,071	5,746,632
TripAdvisor, Inc. (a)	64,922	4,174,485
Visa, Inc., Class A	137,752	10,217,066

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
Wabtec Corp.	87,076	$6,115,347
Waters Corp. (a)	53,463	7,519,571
Zillow Group, Inc., Class A (a)	32,691	1,198,125
Zillow Group, Inc., Class C (a)	65,382	2,372,059
		324,576,186
TOTAL INVESTMENTS — 98.7%
(cost $588,470,601)		$675,626,678
Other assets less liabilities — 1.3%		9,050,494
NET ASSETS — 100.0%		$684,677,172

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2016, the net value of these securities was $10,652,103 representing 1.6% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

ASSETS
Investments, at value (cost $588,470,601)	$675,626,678
Cash	7,819,830
Foreign cash, at value (cost $1,888,581)	1,870,955
Dividends receivable	916,072
Receivable for investments sold	509,844
Tax reclaims receivable	397,141
Total Assets	687,140,520
LIABILITIES
Payable for investments purchased	1,137,425
Management fee payable	694,928
Servicing fee payable	225,500
Payable for deferred Indian capital gains tax	251,277
Trustee fee payable	7,813
Accrued expenses and other liabilities	146,405
Total Liabilities	2,463,348
NET ASSETS	$684,677,172
COMPOSITION OF NET ASSETS
Paid-in capital	$609,307,355
Undistributed net investment income	3,262,298
Accumulated net realized loss on investments and foreign currency transactions	(14,780,677)
Net unrealized appreciation in value of investments and foreign currencies	86,888,196
$684,677,172
NET ASSET VALUE, PER SHARE
Class 2 ($308,787,674 / 22,667,917 shares outstanding), unlimited authorized, no par value	$13.62
Maximum Purchase Price Per Share (Note D)	$13.64
Minimum Redemption Price Per Share (Note D)	$13.61
Class 3 ($375,889,498 / 27,060,455 shares outstanding), unlimited authorized, no par value	$13.89
Maximum Purchase Price Per Share (Note D)	$13.91
Minimum Redemption Price Per Share (Note D)	$13.88

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $512,840)	$6,293,855
Interest	(65)
Total Investment Income	6,293,790
EXPENSES
Management fee (Note B)	1,344,371
Shareholder Servicing fees — Class 2 Shares (Note B)	207,581
Shareholder Servicing fees — Class 3 Shares (Note B)	213,986
Fund accounting	184,204
Custody	38,157
Legal	32,671
Trustees' fees	15,553
Transfer agency	15,336
Professional fees	12,041
Insurance	3,888
Miscellaneous	6,827
Total Expenses	2,074,615
Net Investment Income	4,219,175
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(17,126,137)
Foreign currency transactions	17,552
(17,108,585)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred Indian capital gains tax $251,277)	(4,114,650)
Translation of assets and liabilities denominated in foreign currencies	8,120
(4,106,530)
Net realized and unrealized loss on investments and foreign currency transactions	(21,215,115)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(16,995,940)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford Global Alpha Equity Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,219,175	$6,008,296
Net realized gain (loss) from investments and foreign currency transactions	(17,108,585)	6,519,887
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,106,530)	(3,299,491)
Net increase (decrease) in net assets from operations	(16,995,940)	9,228,692
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(1,663,175)
Class 3	—	(4,225,198)
Capital gains:
Class 2	—	(2,554,643)
Class 3	—	(6,010,186)
Total Dividends and Distributions	—	(14,453,202)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	101,889,941	121,571,150
Class 3	—	109,854,707
Purchase fees:
Class 2	3,160	76,958
Class 3	4,040	151,892
Redemption fees:
Class 2	6,381	16,421
Class 3	8,634	39,023
Dividends reinvested:
Class 2	—	4,217,818
Class 3	—	10,235,384
Cost of shares redeemed:
Class 2	—	(129,449,097)
Class 3	(112,112,146)	(24,036,054)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(10,199,990)	92,678,202
Total Increase (Decrease) in Net Assets	(27,195,930)	87,453,692
NET ASSETS
Beginning of period	711,873,102	624,419,410
End of period (including undistributed (distributions in excess of) net investment income of $3,262,298 and ($956,877), respectively)	$684,677,172	$711,873,102

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period January 6, 2013(a) through December 31, 2013
Net asset value, beginning of period	$13.96	$14.00	$14.10	$11.55
From Investment Operations
Net investment income(b)	0.08	0.12	0.11	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.42)	0.11 (f)	0.53	2.94
Net increase (decrease) in net asset value from investment operations	(0.34)	0.23	0.64	3.06
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.11)	(0.14)	(0.17)
Distributions from net realized gain on investments	—	(0.17)	(0.61)	(0.34)
Total Dividends and Distributions	—	(0.28)	(0.75)	(0.51)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00 (c)	0.01	0.01	0.00 (c)
Net asset value, end of period	$13.62	$13.96	$14.00	$14.10
Total Return
Total return based on net asset value(d)	(2.40)%	1.75%	4.49%	26.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$308,788	$210,890	$213,426	$119,535
Ratio of net expenses to average net assets	0.66%*	0.66%	0.67%	0.68%*
Ratio of net investment income to average net assets	1.20%*	0.83%	0.74%	1.00%*
Portfolio turnover rate(e)	12%	16%	26%	20%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period November 15, 2011(a) through December 31, 2011
Net asset value, beginning of period	$14.23	$14.26	$14.36	$11.56	$9.86	$10.00
From Investment Operations
Net investment income(b)	0.09	0.13	0.13	0.14	0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.43)	0.12 (f)	0.52	3.17	1.65	(0.14)
Net increase (decrease) in net asset value from investment operations	(0.34)	0.25	0.65	3.31	1.84	(0.13)
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.12)	(0.15)	(0.18)	(0.14)	(0.01)
Distributions from net realized gain on investments	—	(0.17)	(0.61)	(0.34)	—	—
Total Dividends and Distributions	—	(0.29)	(0.76)	(0.52)	(0.14)	(0.01)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00 (c)	0.01	0.01	0.01	0.00 (c)	—
Net asset value, end of period	$13.89	$14.23	$14.26	$14.36	$11.56	$9.86
Total Return
Total return based on net asset value(d)	(2.37)%	1.84%	4.48%	28.71%	18.69%	(1.25)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$375,889	$500,983	$410,993	$299,182	$231,157	$104,721
Ratio of net expenses to average net assets	0.59%*	0.59%	0.59%	0.61%	0.63%	0.64%*
Ratio of net investment income to average net assets	1.29%*	0.85%	0.91%	1.05%	1.76%	1.12%*
Portfolio turnover rate(e)	12%	16%	26%	20%	15%	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Value	% of Total Net Assets
Apparel Retailers	$4,071,908	4.8%
Automobiles	5,589,969	6.7
Biotechnology	10,751,522	12.8
Broadline Retailers	10,125,843	12.1
Bus, Train & Employment	460,256	0.6
Clothing & Accessories	3,514,793	4.1
Food Retailers & Wholesalers	972,063	1.2
Industrial Machinery	1,458,440	1.7
Internet	21,393,050	25.5
Life Insurance	1,774,049	2.1
Medical Equipment	2,866,551	3.4
Personal Products	1,519,572	1.8
Pharmaceuticals, Biotechnology & Life Sciences	623,030	0.7
Retailing	1,829,600	2.2
Semiconductors	1,689,304	2.0
Software	7,455,660	8.8
Specialized Consumer Services	3,496,934	4.2
Travel & Tourism	2,459,063	2.9
Total Value of Investments	82,051,607	97.6
Other assets less liabilities	1,978,848	2.4
Net Assets	$84,030,455	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 0.6%
Atlassian Corp. PLC, Class A (a)	18,321	$474,514
CHINA — 20.7%
Alibaba Group Holding Ltd. ADR (a)	43,970	3,496,934
Baidu, Inc. ADR (a)	29,866	4,932,370
Ctrip.com International Ltd. ADR (a)	59,686	2,459,063
Tencent Holdings Ltd.	281,800	6,464,400
		17,352,767
DENMARK — 2.1%
Novozymes A/S, B Shares	36,970	1,775,332
FRANCE — 6.2%
Hermes International	4,380	1,632,776
Kering	12,997	2,092,293
L'Oreal SA	7,937	1,519,572
		5,244,641
GERMANY — 0.8%
Rocket Internet SE 144A (a)(b)	35,090	685,129
HONG KONG — 2.1%
AIA Group Ltd.	295,000	1,774,049
SPAIN — 4.8%
Inditex SA	121,209	4,071,908
SWEDEN — 1.7%
Atlas Copco AB, A Shares	56,154	1,458,440
UNITED KINGDOM — 2.0%
ARM Holdings Plc.	111,213	1,689,304
UNITED STATES — 56.6%
Alphabet, Inc., Class C (a)	5,159	3,570,544
Amazon.com, Inc. (a)	11,226	8,033,550
Bluebird Bio, Inc. (a)	14,392	623,030

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
Facebook, Inc., Class A (a)	56,228	$6,425,736
Illumina, Inc. (a)	41,758	5,861,988
Intuitive Surgical, Inc. (a)	4,334	2,866,551
Ionis Pharmaceuticals, Inc. (a)	29,345	683,445
Juno Therapeutics, Inc. (a)	30,331	1,165,924
LinkedIn Corp., Class A (a)	2,432	460,256
Netflix, Inc. (a)	20,000	1,829,600
salesforce.com, Inc. (a)	22,298	1,770,684
Seattle Genetics, Inc. (a)	31,300	1,264,833
Splunk, Inc. (a)	21,975	1,190,605
Tesla Motors, Inc. (a)	26,333	5,589,969
TripAdvisor, Inc. (a)	24,118	1,550,787
Under Armour, Inc., Class A (a)	46,898	1,882,017
Whole Foods Market, Inc.	30,358	972,063
Workday, Inc., Class A (a)	23,891	1,783,941
		47,525,523
TOTAL INVESTMENTS — 97.6%
(cost $77,699,725)		$82,051,607
Other assets less liabilities — 2.4%		1,978,848
NET ASSETS — 100.0%		$84,030,455

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2016, the net value of these securities was $685,129 representing 0.8% of net assets.

ADR — American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

ASSETS
Investments, at value (cost $77,699,725)	$82,051,607
Cash	2,212,174
Tax reclaims receivable	24,827
Dividends receivable	4,098
Total Assets	84,292,706
LIABILITIES
Payable for investments purchased	121,637
Management fee payable	65,656
Servicing fee payable	27,317
Trustee fee payable	959
Accrued expenses	46,682
Total Liabilities	262,251
NET ASSETS	$84,030,455
COMPOSITION OF NET ASSETS
Paid-in capital	$80,683,659
Accumulated net investment loss	(80,496)
Accumulated net realized loss on investments and foreign currency transactions	(924,502)
Net unrealized appreciation in value of investments and foreign currencies	4,351,794
$84,030,455
NET ASSET VALUE, PER SHARE
Class 1 ($9,611,892 / 1,010,289 shares outstanding), unlimited authorized, no par value	$9.51
Maximum Purchase Price Per Share (Note D)	$9.52
Minimum Redemption Price Per Share (Note D)	$9.50
Class 2 ($33,846,808 / 3,075,833 shares outstanding), unlimited authorized, no par value	$11.00
Maximum Purchase Price Per Share (Note D)	$11.01
Minimum Redemption Price Per Share (Note D)	$10.99
Class 4 ($40,571,755 / 3,204,365 shares outstanding), unlimited authorized, no par value	$12.66
Maximum Purchase Price Per Share (Note D)	$12.67
Minimum Redemption Price Per Share (Note D)	$12.65

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $28,103)	$216,986
Total Investment Income	216,986
EXPENSES
Management fee (Note B)	182,978
Shareholder Servicing fees — Class 1 Shares (Note B)	11,631
Shareholder Servicing fees — Class 2 Shares (Note B)	27,846
Shareholder Servicing fees — Class 4 Shares (Note B)	13,741
Fund accounting	38,887
Transfer agency	20,866
Professional fees	14,030
Custody	5,426
Legal	4,121
Trustees' fees	1,926
Insurance	479
Miscellaneous	3,528
Total Expenses	325,459
Fees waived	(28,271)
Net Expenses	297,188
Net Investment Loss	(80,202)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(1,408,348)
Foreign currency transactions	5,916
(1,402,432)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,286,682)
Translation of assets and liabilities denominated in foreign currencies	330
(4,286,352)
Net realized and unrealized loss on investments and foreign currency transactions	(5,688,784)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(5,768,986)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford Long Term Global Growth Equity Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(80,202)	$(185,503)
Net realized gain (loss) from investments and foreign currency transactions	(1,402,432)	1,156,922
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,286,352)	7,733,168
Net increase (decrease) in net assets from operations	(5,768,986)	8,704,587
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Capital gains:
Class 1	—	(122,755)
Class 2	—	(374,196)
Class 4	—	(259,919)
Total Dividends and Distributions	—	(756,870)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	9,980,000
Class 2	—	5,988,000
Class 4	—	38,941,500
Purchase fees:
Class 1	—	11,124
Class 2	—	51,144
Class 4	—	28,233
Dividends reinvested:
Class 1	—	122,755
Class 2	—	374,196
Class 4	—	259,919
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	55,756,871
Total Increase (Decrease) in Net Assets	(5,768,986)	63,704,588
NET ASSETS
Beginning of period	89,799,441	26,094,853
End of period (including accumulated net investment loss of $80,496 and $294, respectively)	$84,030,455	$89,799,441

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Period July 6, 2015(a) through December 31, 2015
Net asset value, beginning of period	$10.17	$10.00
From Investment Operations
Net investment loss(b)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.65)	0.31
Net increase (decrease) in net asset value from investment operations	(0.66)	0.28
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—	(0.12)
Total Dividends and Distributions	—	(0.12)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.01
Net asset value, end of period	$9.51	$10.17
Total Return
Total return based on net asset value(c)	(6.49)%	2.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,612	$10,278
Ratio of net expenses to average net assets, before waiver	0.92%*	0.96%*
Ratio of net expenses to average net assets	0.85%*	0.85%*
Ratio of net investment loss to average net assets	(0.32)%*	(0.66)%*
Portfolio turnover rate(d)	8%	10%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Period June 10, 2014(a) through December 31, 2014
Net asset value, beginning of period	$11.76	$10.43	$10.00
From Investment Operations
Net investment loss(b)	(0.01)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.75)	1.47	0.47
Net increase (decrease) in net asset value from investment operations	(0.76)	1.43	0.44
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—	(0.12)	(0.01)
Total Dividends and Distributions	—	(0.12)	(0.01)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.02	—
Net asset value, end of period	$11.00	$11.76	$10.43
Total Return
Total return based on net asset value(c)	(6.45)%	13.99%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,847	$36,177	$26,095
Ratio of net expenses to average net assets, before waiver	0.84%*	0.91%	0.88%*
Ratio of net expenses to average net assets	0.77%*	0.77%	0.80%*
Ratio of net investment loss to average net assets	(0.24)%*	(0.34)%	(0.57)%*
Portfolio turnover rate(d)	8%	10%	8%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)	For the Period October 7, 2015(a) through December 31, 2015
Net asset value, beginning of period	$13.53	$12.22
From Investment Operations
Net investment loss(b)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.86)	1.39
Net increase (decrease) in net asset value from investment operations	(0.87)	1.38
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—	(0.08)
Total Dividends and Distributions	—	(0.08)
Proceeds from Purchase Fees and Redemption Fees(b)	—	0.01
Net asset value, end of period	$12.66	$13.53
Total Return
Total return based on net asset value(c)	(6.40)%	11.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,571	$43,344
Ratio of net expenses to average net assets, before waiver	0.74%*	0.75%*
Ratio of net expenses to average net assets	0.67%*	0.67%*
Ratio of net investment loss to average net assets	(0.14)%*	(0.39)%*
Portfolio turnover rate(d)	8%	10%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$14,927,559	4.3%
Asset Managers	8,884,713	2.6
Auto Manufacturers	5,681,169	1.6
Auto Parts	2,617,789	0.8
Banks	18,853,238	5.5
Beverages, Food & Tobacco	2,510,340	0.7
Biotechnology	3,025,423	0.9
Brewers	13,276,579	3.8
Broadline Retailers	4,953,910	1.4
Business Support Services	4,131,682	1.2
Chemicals	4,087,483	1.2
Clothing & Accessories	7,466,418	2.1
Commercial Services	3,579,472	1.0
Commercial Services & Supplies	3,910,432	1.1
Computer Hardware	1,540,481	0.5
Containers & Packaging	3,749,426	1.1
Distillers & Vintners	2,909,650	0.9
Diversified Industrials	4,080,767	1.2
Drug Retailers	2,782,319	0.8
Electrical Equipment	2,950,272	0.8
Electronic & Electrical Equipment	7,409,993	2.1
Electronic Equipment	5,921,192	1.7
Food Products	12,684,349	3.7
Food Retailers & Wholesalers	8,328,952	2.4
Footwear	7,644,030	2.2
General Mining	804,302	0.2
Holding Companies — Diversified	2,209,695	0.6
Industrial Machinery	23,737,043	6.9
Internet	6,094,035	1.8
Investment Services	3,831,685	1.1
Media & Photography	8,219,118	2.4
Media Agencies	5,093,404	1.5
Medical Equipment	15,596,444	4.5
Nondurable Household Products	8,241,265	2.4
Nonlife Insurance	5,479,016	1.6
Oil Equipment & Services	2,633,413	0.8
Personal Products	11,612,694	3.4
Pharmaceuticals	15,126,700	4.5
Property & Casualty Insurance	7,078,646	2.0
Recreational Products	7,904,804	2.3
Retailers — General	7,786,274	2.2

Industry Diversification Table

Semi-Annual Report June 30, 2016

	Value	% of Total Net Assets
Semiconductors	$22,176,770	6.4%
Speciality Finance	10,789,804	3.1
Specialized Consumer Services	17,072,359	4.9
Travel & Tourism	1,476,443	0.4
Total Value of Investments	340,871,552	98.6
Other assets less liabilities	4,672,127	1.4
Net Assets	$345,543,679	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 6.2%
Brambles Ltd.	401,592	$3,749,426
Cochlear Ltd.	114,051	10,405,962
Mesoblast Ltd. (a)	388,292	315,556
SEEK Ltd.	340,640	3,910,432
Treasury Wine Estates Ltd.	418,722	2,909,650
		21,291,026
CHINA — 4.7%
Alibaba Group Holding Ltd. ADR (a)	48,300	3,841,299
Baidu, Inc. ADR (a)	36,900	6,094,035
Ctrip.com International Ltd. ADR (a)	35,836	1,476,443
JD.com, Inc. ADR (a)	117,100	2,486,033
Tsingtao Brewery Co., Ltd., Class H	722,057	2,510,340
		16,408,150
DENMARK — 5.2%
Carlsberg A/S, B Shares	63,395	6,048,390
Novo Nordisk A/S, B Shares	171,199	9,219,562
Novozymes A/S, B Shares	56,431	2,709,867
		17,977,819
FINLAND — 1.4%
Kone Oyj, B Shares	103,362	4,770,213
FRANCE — 0.8%
Legrand SA	57,632	2,950,272
GERMANY — 3.0%
adidas AG	53,250	7,644,030
Zalando SE 144A (a)(b)	107,038	2,832,925
		10,476,955
HONG KONG — 2.9%
Cafe de Coral Holdings Ltd.	680,298	2,136,680
Jardine Matheson Holdings Ltd.	69,800	4,080,767
Jardine Strategic Holdings Ltd.	73,000	2,209,695
Pax Global Technology Ltd.	1,750,000	1,540,481
		9,967,623

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
INDIA — 1.6%
Mahindra & Mahindra Ltd. GDR	266,711	$5,681,169
ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	329,319	210,764
JAPAN — 21.5%
Asahi Group Holdings Ltd.	153,000	4,947,225
DENSO Corp.	74,400	2,617,789
Japan Exchange Group, Inc.	332,800	3,831,685
Kakaku.com, Inc.	208,200	4,136,868
Kao Corp.	141,500	8,241,265
MS&AD Insurance Group Holdings, Inc.	273,200	7,078,646
Olympus Corp.	139,000	5,190,482
Pigeon Corp.	191,200	5,715,822
Rakuten, Inc.	448,600	4,868,807
Shimano, Inc.	51,700	7,904,804
Shiseido Co., Ltd.	226,300	5,896,872
SMC Corp.	12,300	3,026,122
SUGI Holdings Co., Ltd.	49,900	2,782,319
Suruga Bank Ltd.	185,100	4,183,104
THK Co., Ltd.	218,500	3,724,205
		74,146,015
MALAYSIA — 0.5%
Public Bank Bhd	335,700	1,617,556
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	1,025,900	2,467,877
PHILIPPINES — 0.5%
Puregold Price Club, Inc.	1,995,000	1,787,327
PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	252,574	3,983,552
SINGAPORE — 1.4%
United Overseas Bank Ltd.	341,011	4,698,435

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
SOUTH AFRICA — 3.5%
Clicks Group Ltd.	463,598	$3,862,267
Naspers Ltd., N Shares	53,827	8,219,118
		12,081,385
SOUTH KOREA — 3.2%
Samsung Electronics Co., Ltd. GDR 144A (b)	8,789	5,492,598
Samsung Fire & Marine Insurance Co., Ltd.	23,855	5,479,016
		10,971,614
SPAIN — 2.9%
Distribuidora Internacional de Alimentacion SA (a)	744,468	4,345,400
Inditex SA	165,758	5,568,491
		9,913,891
SWEDEN — 6.8%
Atlas Copco AB, B Shares	261,210	6,191,284
Investor AB, B Shares	125,122	4,203,573
Kinnevik AB, Class B	275,521	6,586,231
Svenska Handelsbanken AB, A Shares	526,539	6,392,454
		23,373,542
SWITZERLAND — 7.9%
Compagnie Financiere Richemont SA	42,387	2,481,110
Mettler-Toledo International, Inc. (a)	16,226	5,921,192
Nestle SA	75,626	5,859,376
Roche Holding AG — Genusschein	21,587	5,696,374
Schindler Holding AG, Participating Certificates	24,842	4,497,594
Swatch Group AG (The)	9,464	2,754,042
		27,209,688
TAIWAN — 4.4%
Delta Electronics, Inc. (a)	797,000	3,888,820
Hon Hai Precision Industry Co., Ltd. GDR Reg S	697,262	3,521,173
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,741	7,993,357
		15,403,350
THAILAND — 0.7%
Thai Beverage PCL	3,363,800	2,280,964

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
UNITED KINGDOM — 17.1%
ARM Holdings Plc.	453,170	$6,883,563
ASOS Plc. (a)	122,168	6,526,143
Auto Trader Group Plc. 144A (b)	893,825	4,225,385
BHP Billiton Plc.	63,546	804,302
Burberry Group Plc.	143,439	2,231,266
Capita Plc.	277,789	3,579,472
Hargreaves Lansdown Plc.	404,033	6,739,720
Imagination Technologies Group Plc. (a)	698,869	1,807,252
Intertek Group Plc.	88,675	4,131,682
John Wood Group Plc.	286,079	2,633,413
Johnson Matthey Plc.	108,978	4,087,483
Jupiter Fund Management Plc.	436,814	2,144,993
Rightmove Plc.	104,285	5,093,404
Unilever Plc.	142,438	6,824,973
Weir Group Plc. (The)	79,096	1,527,625
		59,240,676
Total Common Stocks
(cost $318,268,439)		338,909,863
PREFERRED STOCKS — 0.5%
BRAZIL — 0.5%
Itau Unibanco Holding SA ADR (cost $2,393,833)	207,806	1,961,689
TOTAL INVESTMENTS — 98.6%
(cost $320,662,272)		$340,871,552
Other assets less liabilities — 1.4%		4,672,127
NET ASSETS — 100.0%		$345,543,679

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2016, the net value of these securities was $12,550,908 representing 3.6% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2016

June 30, 2016 (unaudited)
Baillie Gifford International Choice Fund

ASSETS
Investments, at value (cost $320,662,272)	$340,871,552
Cash	4,049,645
Foreign cash, at value (cost $577,411)	577,526
Receivable for investments sold	1,321,154
Tax reclaims receivable	512,729
Dividends receivable	498,718
Capital shares sold	250,000
Total Assets	348,081,324
LIABILITIES
Payable for investments purchased	2,011,051
Management fee payable	300,435
Servicing fee payable	130,196
Trustee fee payable	3,623
Accrued expenses	92,340
Total Liabilities	2,537,645
NET ASSETS	$345,543,679
COMPOSITION OF NET ASSETS
Paid-in capital	$337,212,048
Undistributed net investment income	2,938,902
Accumulated net realized loss on investments and foreign currency transactions	(14,809,486)
Net unrealized appreciation in value of investments and foreign currencies	20,202,215
$345,543,679
NET ASSET VALUE, PER SHARE
Class 1 ($16,325,690 / 1,417,122 shares outstanding), unlimited authorized, no par value	$11.52
Maximum Purchase Price Per Share (Note D)	$11.54
Minimum Redemption Price Per Share (Note D)	$11.51
Class 2 ($220,160,274 / 18,909,502 shares outstanding), unlimited authorized, no par value	$11.64
Maximum Purchase Price Per Share (Note D)	$11.66
Minimum Redemption Price Per Share (Note D)	$11.63
Class 3 ($109,057,715 / 9,267,332 shares outstanding), unlimited authorized, no par value	$11.77
Maximum Purchase Price Per Share (Note D)	$11.79
Minimum Redemption Price Per Share (Note D)	$11.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2016

For the Six Months Ended June 30, 2016 (unaudited)
Baillie Gifford International Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $469,475)	$4,885,277
Interest	(119)
Total Investment Income	4,885,158
EXPENSES
Management fee (Note B)	581,272
Shareholder Servicing fees — Class 1 Shares (Note B)	19,636
Shareholder Servicing fees — Class 2 Shares (Note B)	179,818
Shareholder Servicing fees — Class 3 Shares (Note B)	52,448
Fund accounting	102,950
Custody	26,732
Transfer agency	22,175
Legal	16,196
Professional fees	12,084
Trustees' fees	7,466
Insurance	1,866
Miscellaneous	3,278
Total Expenses	1,025,921
Net Investment Income	3,859,237
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(2,757,752)
Foreign currency transactions	27,035
(2,730,717)
Net change in unrealized appreciation (depreciation) on:
Investments	2,316,940
Translation of assets and liabilities denominated in foreign currencies	22,747
2,339,687
Net realized and unrealized loss on investments and foreign currency transactions	(391,030)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,468,207

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2016

Baillie Gifford International Choice Fund

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,859,237	$5,002,895
Net realized loss from investments and foreign currency transactions	(2,730,717)	(11,814,108)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,339,687	13,293,991
Net increase in net assets from operations	3,468,207	6,482,778
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(223,516)
Class 2	—	(3,152,571)
Class 3	—	(1,621,215)
Total Dividends and Distributions	—	(4,997,302)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	249,475	—
Purchase fees:
Class 1	25	—
Class 2	334	—
Class 3	166	—
Redemption fees:
Class 1	—	2,806
Class 2	—	41,610
Class 3	—	18,709
Dividends reinvested:
Class 1	—	223,516
Class 2	—	3,152,571
Class 3	—	1,621,215
Cost of shares redeemed:
Class 2	—	(32,063,125)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	250,000	(27,002,698)
Total Increase (Decrease) in Net Assets	3,718,207	(25,517,222)
NET ASSETS
Beginning of period	341,825,472	367,342,694
End of period (including undistributed (distributions in excess of) net investment income of $2,938,902 and ($920,335), respectively)	$345,543,679	$341,825,472

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford International Choice Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Period April 9, 2014(a) through December 31, 2014
Net asset value, beginning of period	$11.41		$11.40	$12.41
From Investment Operations
Net investment income(b)	0.12		0.16	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)		0.01	(0.82)
Net increase (decrease) in net asset value from investment operations	0.11		0.17	(0.74)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.16)	(0.15)
Distributions from net realized gain on investments	—		—	(0.12)
Total Dividends and Distributions	—		(0.16)	(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	—
Net asset value, end of period	$11.52		$11.41	$11.40
Total Return
Total return based on net asset value(d)	0.97%		1.48%	(5.98)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,326		$16,170	$15,934
Ratio of net expenses to average net assets	0.72	%*	0.71%	0.83%*
Ratio of net investment income to average net assets	2.23	%*	1.30%	0.91%*
Portfolio turnover rate(e)	5%		15%	9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford International Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period April 9, 2013(a) through December 31, 2013
Net asset value, beginning of period	$11.53		$11.51	$12.20	$11.00
From Investment Operations
Net investment income(b)	0.13		0.16	0.17	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)		0.03	(0.58)	1.19
Net increase (decrease) in net asset value from investment operations	0.11		0.19	(0.41)	1.27
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.17)	(0.17)	(0.09)
Distributions from net realized gain on investments	—		—	(0.12)	—
Total Dividends and Distributions	—		(0.17)	(0.29)	(0.09)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.01	0.02
Net asset value, end of period	$11.64		$11.53	$11.51	$12.20
Total Return
Total return based on net asset value(d)	1.01%		1.56%	(3.29)%	11.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$220,160		$217,720	$245,206	$169,778
Ratio of net expenses to average net assets, before waiver	0.64	%*	0.63%	0.63%	0.67%*
Ratio of net expenses to average net assets	0.64	%*	0.63%	0.63%	0.66%*
Ratio of net investment income to average net assets	2.31	%*	1.38%	1.35%	0.98%*
Portfolio turnover rate(e)	5%		15%	9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2016

Baillie Gifford International Choice Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period April 30, 2013(a) through December 31, 2013
Net asset value, beginning of period	$11.65		$11.63	$12.33	$11.50
From Investment Operations
Net investment income(b)	0.13		0.18	0.17	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)		0.02	(0.58)	0.82
Net increase (decrease) in net asset value from investment operations	0.12		0.20	(0.41)	0.91
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.18)	(0.18)	(0.10)
Distributions from net realized gain on investments	—		—	(0.12)	—
Total Dividends and Distributions	—		(0.18)	(0.30)	(0.10)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.01	0.02
Net asset value, end of period	$11.77		$11.65	$11.63	$12.33
Total Return
Total return based on net asset value(d)	1.04%		1.63%	(3.26)%	8.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$109,058		$107,936	$106,203	$109,740
Ratio of net expenses to average net assets, before waiver	0.57	%*	0.56%	0.56%	0.58%*
Ratio of net expenses to average net assets	0.57	%*	0.56%	0.56%	0.58%*
Ratio of net investment income to average net assets	2.38	%*	1.45%	1.38%	1.10%*
Portfolio turnover rate(e)	5%		15%	9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Note A — Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund ("International Equity Fund"), Baillie Gifford EAFE Fund ("EAFE Fund"), Baillie Gifford EAFE Choice Fund ("EAFE Choice Fund"), Baillie Gifford EAFE Pure Fund ("EAFE Pure Fund"), Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund"), Baillie Gifford Global Alpha Equity Fund ("Global Alpha Equity Fund"), Baillie Gifford Long Term Global Growth

Equity Fund ("Long Term Global Growth Equity Fund") and Baillie Gifford International Choice Fund ("International Choice Fund"), (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated December 31, 2014.

The following table is a summary of classes issued and offered as of June 30, 2016:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Long Term Global Growth Equity	International Choice
Class 1	X	X	X	N/A	X	N/A	X	X
Class 2	X	X	X	X	X	X	X	X
Class 3	X	X	X	N/A	X	X	N/A	X
Class 4	N/A	N/A	N/A	N/A	X	N/A	X	N/A
Class 5	X	X	N/A	N/A	X	N/A	N/A	N/A

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the trustees of the Trust (the "Trustees"). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds' net asset values. If events materially affecting the value of the Funds' portfolio securities occur during such period,

Notes to Financial Statements

Semi-Annual Report June 30, 2016

then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, subject to certain minimum confidence levels applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund's use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2016 in valuing the Funds' investments carried at fair value:

International Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$30,174,278	$—	$—	$30,174,278
Australia	—	47,503,794	—	47,503,794
Canada	77,452,476	—	—	77,452,476
China	38,209,742	10,169,988	—	48,379,730

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$70,062,958	$—	70,062,958
Finland	—	35,939,507	—	$35,939,507
France	—	51,281,376	—	51,281,376
Germany	—	91,987,941	—	91,987,941
Hong Kong	—	46,158,025	—	46,158,025
Ireland	34,203,945	48,195,274	—	82,399,219
Japan	—	208,798,817	—	208,798,817
Netherlands	43,201,926	28,699,292	—	71,901,218
Peru	13,892,941	—	—	13,892,941
Russia	—	12,337,663	—	12,337,663
Singapore	—	24,746,642	—	24,746,642
South Africa	—	54,165,677	—	54,165,677
South Korea	—	88,206,018	—	88,206,018
Spain	—	46,674,008	—	46,674,008
Sweden	—	75,620,285	—	75,620,285
Switzerland	—	89,233,486	—	89,233,486
Taiwan	13,607,750	68,207,263	—	81,815,013
United Kingdom	—	248,336,150	87,930	248,424,080
United States	25,826,186	—	—	25,826,186
Total Common Stocks	276,569,244	1,346,324,164	87,930	1,622,981,338
Preferred Stocks
Brazil	11,830,633	—	—	11,830,633
Total	$288,399,877	$1,346,324,164	$87,930	$1,634,811,971

For the International Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $157,140, $1,365,267,932, and $277,864,289, respectively. $13,664,313 was transferred out of Level 2 into Level 1 during the period ended June 30, 2016.

EAFE Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$24,073,420	$—	$—	$24,073,420
Austria	—	10,045,099	—	10,045,099
China	230,145,083	104,942,124	—	335,087,207
Denmark	—	124,083,980	—	124,083,980
France	—	123,810,040	—	123,810,040
Germany	—	112,564,165	—	112,564,165
Hong Kong	—	119,462,013	—	119,462,013
India	—	12,920,283	—	12,920,283
Ireland	—	17,747,979	—	17,747,979
Italy	—	97,236,926	—	97,236,926
Japan	—	323,522,827	—	323,522,827

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Netherlands	$—	$60,387,966	$—	$60,387,966
Norway	—	20,589,910	—	20,589,910
Portugal	—	14,573,745	—	14,573,745
South Korea	—	33,655,185	—	33,655,185
Spain	—	154,579,379	—	154,579,379
Sweden	—	181,981,910	—	181,981,910
Switzerland	—	51,309,067	—	51,309,067
United Kingdom	—	216,387,697	663,361	217,051,058
United States	12,650,248	—	—	12,650,248
Total	$266,868,751	$1,779,800,295	$663,361	$2,047,332,407

For the EAFE Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $845,364, $1,852,395,310, and $320,212,650, respectively. $66,528,650 was transferred out of Level 1 into Level 2 during the period ended June 30, 2016.

EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$19,868,383	$—	$19,868,383
China	9,842,512	2,224,858	—	12,067,370
Denmark	—	17,652,393	—	17,652,393
Finland	—	4,596,225	—	4,596,225
France	—	3,652,211	—	3,652,211
Germany	—	9,557,361	—	9,557,361
Hong Kong	—	8,601,399	—	8,601,399
India	—	4,848,690	—	4,848,690
Israel	135,913	—	—	135,913
Japan	—	68,028,607	—	68,028,607
Portugal	—	3,962,118	—	3,962,118
Singapore	—	4,882,990	—	4,882,990
South Africa	3,403,384	4,867,766	—	8,271,150
South Korea	—	7,116,885	—	7,116,885
Spain	—	8,537,485	—	8,537,485
Sweden	—	20,673,384	—	20,673,384
Switzerland	5,978,849	21,128,856	—	27,107,705
Taiwan	6,258,845	—	—	6,258,845
United Kingdom	1,495,048	57,139,017	—	58,634,065
Total Common Stocks	27,114,551	267,338,628	—	294,453,179
Preferred Stocks
Brazil	2,063,225	—	—	2,063,225
Total	$29,177,776	$267,338,628	$—	$296,516,404

Notes to Financial Statements

Semi-Annual Report June 30, 2016

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $239,830,972 and $22,826,701, respectively. $3,116,276 was transferred out of Level 2 into Level 1 and $3,320,451 was transferred out of Level 1 to Level 2 during the period ended June 30, 2016.

EAFE Pure Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$12,778,980	$—	$12,778,980
Denmark	—	10,967,252	—	10,967,252
Finland	—	2,969,926	—	2,969,926
France	—	2,302,750	—	2,302,750
Germany	—	6,182,184	—	6,182,184
Hong Kong	—	3,694,907	—	3,694,907
Israel	29,056	—	—	29,056
Japan	—	45,050,370	—	45,050,370
Portugal	—	2,433,497	—	2,433,497
Singapore	—	3,683,302	—	3,683,302
Spain	—	5,849,865	—	5,849,865
Sweden	—	16,403,801	—	16,403,801
Switzerland	3,645,551	14,974,592	—	18,620,143
United Kingdom	785,575	38,628,348	—	39,413,923
Total	$4,460,182	$165,919,774	$—	$170,379,956

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $164,563,040 and $6,187,549, respectively. $597,567 was transferred out of Level 2 into Level 1 and $2,740,612 was transferred out of Level 1 to Level 2 during the period ended June 30, 2016.

Emerging Markets Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$16,439,259	$—	$—	$16,439,259
Brazil	10,656,006	—	—	10,656,006
China	148,255,452	166,279,397	—	314,534,849
Hong Kong	—	91,239,966	—	91,239,966
India	4,927,658	198,655,967	—	203,583,625
Malaysia	—	16,958,273	—	16,958,273
Mexico	35,100,395	—	—	35,100,395
Philippines	—	9,615,705	—	9,615,705
Poland	—	8,338,935	—	8,338,935
South Africa	—	43,970,226	—	43,970,226
South Korea	—	161,450,550	—	161,450,550
Taiwan	7,149,080	194,562,876	—	201,711,956
Thailand	—	8,903,341	—	8,903,341
Total Common Stocks	222,527,850	899,975,236	—	1,122,503,086

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$16,865,569	$—	$—	$16,865,569
South Korea	—	30,085,343	—	30,085,343
Total Preferred Stocks	16,865,569	30,085,343	—	46,950,912
Total	$239,393,419	$930,060,579	$—	$1,169,453,998

For the Emerging Markets Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $22,262,498, $856,044,660, and $206,679,916, respectively. $8,517,479 was transferred out of Level 2 into Level 1 and $22,262,498 was transferred out of Level 3 to Level 2 during the period ended June 30, 2016.

Global Alpha Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,939,937	$—	$6,939,937
Brazil	4,771,342	—	—	4,771,342
Canada	13,271,289	—	—	13,271,289
China	22,072,573	1,668,792	—	23,741,365
Denmark	—	12,500,707	—	12,500,707
France	—	4,878,302	—	4,878,302
Germany	—	21,668,757	—	21,668,757
Hong Kong	—	19,200,261	—	19,200,261
India	—	14,283,926	—	14,283,926
Ireland	11,474,656	22,075,166	—	33,549,822
Italy	—	3,845,037	—	3,845,037
Japan	—	42,170,112	—	42,170,112
Netherlands	10,042,807	—	—	10,042,807
Norway	—	7,933,647	—	7,933,647
Russia	—	3,913,047	—	3,913,047
South Africa	—	23,851,962	—	23,851,962
South Korea	—	10,652,103	—	10,652,103
Spain	—	4,274,919	—	4,274,919
Sweden	—	18,198,616	—	18,198,616
Switzerland	—	15,716,935	—	15,716,935
Taiwan	18,267,070	1,392,051	—	19,659,121
United Kingdom	—	35,939,131	47,347	35,986,478
United States	324,576,186	—	—	324,576,186
Total	$404,475,923	$271,103,408	$47,347	$675,626,678

For the Global Alpha Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $68,455, $274,001,470 and $435,327,687, respectively. $2,351,751 was transferred out of Level 2 into Level 1 and $4,315,771 was transferred out of Level 1 to Level 2 during the period ended June 30, 2016.

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Long Term Global Growth Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$474,514	$—	$—	$474,514
China	10,888,367	6,464,400	—	17,352,767
Denmark	—	1,775,332	—	1,775,332
France	—	5,244,641	—	5,244,641
Germany	—	685,129	—	685,129
Hong Kong	—	1,774,049	—	1,774,049
Spain	—	4,071,908	—	4,071,908
Sweden	—	1,458,440	—	1,458,440
United Kingdom	—	1,689,304	—	1,689,304
United States	47,525,523	—	—	47,525,523
Total	$58,888,404	$23,163,203	$—	$82,051,607

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $23,565,849 and $64,494,133, respectively. There were no transfers between levels for the period ending June 30, 2016.

International Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$21,291,026	$—	$21,291,026
China	13,897,810	2,510,340	—	16,408,150
Denmark	—	17,977,819	—	17,977,819
Finland	—	4,770,213	—	4,770,213
France	—	2,950,272	—	2,950,272
Germany	—	10,476,955	—	10,476,955
Hong Kong	—	9,967,623	—	9,967,623
India	—	5,681,169	—	5,681,169
Israel	210,764	—	—	210,764
Japan	—	74,146,015	—	74,146,015
Malaysia	—	1,617,556	—	1,617,556
Mexico	2,467,877	—	—	2,467,877
Philippines	1,787,327	—	—	1,787,327
Portugal	—	3,983,552	—	3,983,552
Singapore	—	4,698,435	—	4,698,435
South Africa	3,862,267	8,219,118	—	12,081,385
South Korea	—	10,971,614	—	10,971,614
Spain	—	9,913,891	—	9,913,891
Sweden	—	23,373,542	—	23,373,542
Switzerland	5,921,192	21,288,496	—	27,209,688

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Taiwan	$11,514,530	$3,888,820	$—	$15,403,350
Thailand	—	2,280,964	—	2,280,964
United Kingdom	1,807,252	57,433,424	—	59,240,676
Total Common Stocks	41,469,019	297,440,844	—	338,909,863
Preferred Stocks
Brazil	1,961,689	—	—	1,961,689
Total	$43,430,708	$297,440,844	$—	$340,871,552

For the International Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $296,479,957 and $38,794,790, respectively. $8,419,838 was transferred out of Level 2 into Level 1 and $4,234,200 was transferred out of Level 1 to Level 2 during the period ended June 30, 2016.

It is each Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds' Pricing and Valuation Procedures. This may result in movements between Levels 1, 2, and 3 throughout the period which are given below each Fund's table.

These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets. With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds' third party pricing vendor. Pursuant to the Funds' fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Derivative and Hedging Disclosure

GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not utilize derivatives for the six months ended June 30, 2016.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds' maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract's life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds' exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies. At June 30, 2016, the Funds did not have any forward foreign currency contracts.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2016, the Emerging Markets Fund recorded a receivable for Indian capital gains tax refund of $298,038 and a deferred liability for potential future Indian capital gains taxes of $253,987. As of June 30, 2016 Global Alpha Fund recorded a deferred liability for potential future India capital gains taxes of $251,277.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax

Notes to Financial Statements

Semi-Annual Report June 30, 2016

authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the International Equity Fund, EAFE Fund, EAFE Choice Fund, Emerging Markets Fund, Global Alpha Equity Fund and International Choice Fund the tax periods 2012 through present remain subject to examination by the Internal Revenue Service. For the EAFE Pure Fund and Long Term Global Growth Equity Fund, the tax periods 2014 through present remain subject to examination.

At December 31, 2015 for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss No Expiration	Capital Loss Available Total
International Equity	$—	$—
EAFE	—	—
EAFE Choice	1,756,241	1,756,241
EAFE Pure	185,980	185,980
Emerging Markets	—	—
Global Alpha Equity	—	—
Long Term Global Growth Equity	—	—
International Choice	4,974,320	4,974,320

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The amounts in the table below are characterized as short-term and long-term capital losses and have no expiration.

Fund	Short-Term Capital Losses	Long-Term Capital Losses
International Equity	$—	$—
EAFE	—	—
EAFE Choice	1,756,241	—
EAFE Pure	185,980	—
Emerging Markets	—	—
Global Alpha Equity	—	—
Long Term Global Growth Equity	—	—
International Choice	—	4,974,320

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended December 31, 2015, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

At December 31, 2015, the components of accumulated earnings on tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Accumulated Long Term Capital Gains	Capital Loss Carryforward	Post October Capital/Currency Losses	Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
International Equity	$2,342,173	$8,235,367	$—	$—	$347,466,661	$358,044,201
EAFE	—	3,405,962	—	(190,277)	474,350,407	477,566,092
EAFE Choice	—	—	(1,756,241)	(4,773,172)	9,267,682	2,738,269
EAFE Pure	—	—	(185,980)	(1,863,567)	(5,329,281)	(7,378,828)
Emerging Markets	—	—	—	(10,486,183)	1,750,233	(8,735,950)
Global Alpha Equity	—	2,554,846	—	(1,831)	89,812,742	92,365,757
Long Term Global Growth Equity	—	478,641	—	(294)	8,637,435	9,115,782
International Choice	—	—	(4,974,320)	(7,141,623)	16,979,367	4,863,424

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

For the year ended December 31, 2015, the following reclassifications have been made on the Statements of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP, such as the treatment of foreign currency gains and losses and the redesignation of dividends.

Fund	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gains (Losses) on Investments and Foreign Currency Transactions	Paid-in Capital
International Equity	$(1,984,331)	$1,984,331	$—
EAFE	(617,039)	617,039	—
EAFE Choice	216,474	(153,769)	(62,705)
EAFE Pure	50,820	(50,820)	—
Emerging Markets	(766,336)	766,336	—
Global Alpha Equity	(1,816)	1,816	—
Long Term Global Growth Equity	185,209	(88,009)	(97,200)
International Choice	163,354	(37,478)	(125,876)

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years ended December 31, 2015 and December 31, 2014, the tax characters of the dividends paid were:

Fund	Ordinary Income 2015	Return of Capital 2015	Ordinary Income 2014	Return of Capital 2014	Long Term Capital Gains 2015	Long Term Capital Gains 2014
International Equity	$36,848,788	$—	$40,475,196	$—	$16,110,399	$9,769,981
EAFE	19,494,536	—	29,304,527	—	33,582,611	87,989,601
EAFE Choice	3,136,399	62,705	1,637,245	37,918	—	—
EAFE Pure	1,657,148	—	282,881	—	—	—
Emerging Markets	8,839,141	—	719,470	—	288,098	—
Global Alpha Equity	5,735,283	—	7,018,819	—	8,717,919	24,502,597
Long Term Global Growth Equity	165,887	—	23,988	—	590,983	—
International Choice	4,871,426	125,876	8,177,435	89,668	—	878,395

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Note B — Investment Management and Other Services

The Funds are advised and managed by the Baillie Gifford Overseas Limited (the "Manager"). The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund paid the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund's average net assets as of June 30, 2016

Fund	Management Fee
International Equity	0.35%
EAFE	0.35%
EAFE Choice	0.35%
EAFE Pure	0.35%
Emerging Markets	0.55%
Global Alpha Equity	0.40%
Long Term Global Growth Equity	0.45%
International Choice	0.35%

Notes to Financial Statements

Semi-Annual Report June 30, 2016

For the six months ended June 30, 2016, the Funds incurred management fees as follows:

Fund	Management Fee	Management Fee Waiver/Expenses Reimbursed
International Equity	$2,809,043	$—
EAFE	3,599,769	$—
EAFE Choice	484,929	$—
EAFE Pure	294,089	$—
Emerging Markets	2,977,679	$—
Global Alpha Equity	1,344,371	$—
Long Term Global Growth Equity	182,978	28,271
International Choice	581,272	$—

Baillie Gifford Funds Services LLC ("BGFS"), a wholly- owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of share as follows:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Long Term Global Growth Equity	International Choice
Class 1	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Class 2	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Class 3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Class 4	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Class 5	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

For the six months ended June 30, 2016, the Funds incurred shareholder servicing fees for each class of share as follows:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Long Term Global Growth Equity	International Choice
Class 1	$10,281	$24,577	$27,511	N/A	$3,752	N/A	$11,631	$19,636
Class 2	570,055	574,073	200,630	$142,844	49,476	$207,581	27,846	179,818
Class 3	378,698	269,473	9,529	N/A	28,651	213,986	N/A	52,448
Class 4	N/A	36,012	N/A	N/A	31,965	N/A	13,741	N/A
Class 5	16,889	72,012	N/A	N/A	87,294	N/A	N/A	N/A

Notes to Financial Statements

Semi-Annual Report June 30, 2016

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2016 were as follows:

Fund	Purchases	Sales
International Equity	$99,000,423	$91,266,381
EAFE	135,488,377	188,368,028
EAFE Choice	59,572,228	24,866,354
EAFE Pure	10,076,652	7,973,452
Emerging Markets	204,698,015	86,024,306
Global Alpha Equity	80,542,593	93,078,682
Long Term Global Growth Equity	6,847,706	7,161,051
International Choice	21,616,732	15,579,114

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2016 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
International Equity	$1,284,528,047	$473,092,191	$(122,808,267)	$350,283,924
EAFE	1,625,203,834	659,143,766	(237,015,193)	422,128,573
EAFE Choice	284,214,805	36,119,904	(23,818,305)	12,301,599
EAFE Pure	175,985,605	11,743,202	(17,348,851)	(5,605,649)
Emerging Markets	1,183,665,210	111,917,662	(126,128,874)	(14,211,212)
Global Alpha Equity	589,652,585	123,935,623	(37,961,530)	85,974,093
Long Term Global Growth Equity	77,700,436	9,007,536	(4,656,365)	4,351,171
International Choice	321,545,433	51,392,430	(32,066,311)	19,326,119

Note D — Transactions in Shares of Beneficial Interest

	International Equity Fund
	Class 1 Shares For the Six Months Ended June 30, 2016		Class 2 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,804,090	$18,718,554	17,611,838	$185,496,210
Purchase fees	—	114	—	15,438
Redemption fees	—	114	—	8,264
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(10,923,697)	(109,343,320)
Net increase (decrease)	1,804,090	$18,718,782	6,688,141	$76,176,592

Notes to Financial Statements

Semi-Annual Report June 30, 2016

	International Equity Fund
	Class 3 Shares For the Six Months Ended June 30, 2016		Class 5 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	9,515,470	$95,288,537	—	$—
Purchase fees	—	19,571	—	4,128
Redemption fees	—	8,282	—	1,950
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(18,113,855)	(193,117,842)	—	—
Net increase (decrease)	(8,598,385)	$(97,801,452)	—	$6,078
	EAFE Fund
	Class 1 Shares For the Six Months Ended June 30, 2016		Class 2 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	4,697,834	$47,345,259	1,342,687	$13,241,813
Purchase fees	—	644	—	18,977
Redemption fees	—	1,282	—	20,473
Shares issued in reinvestment of dividends and distributions	—	—	(8)	(86)
Shares redeemed	—	—	(4,485,309)	(45,493,285)
Net increase (decrease)	4,697,834	$47,347,185	(3,142,630)	$(32,212,108)
	EAFE Fund
	Class 3 Shares For the Six Months Ended June 30, 2016		Class 4 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	19,189,391	$194,717,382	—	$—
Purchase fees	—	15,869	—	3,579
Redemption fees	—	19,385	—	453
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(5,687,923)	(58,859,245)	(18,867,216)	(191,724,888)
Net increase (decrease)	13,501,469	$135,893,391	(18,867,216)	$(191,720,856)

Notes to Financial Statements

Semi-Annual Report June 30, 2016

	EAFE Fund
	Class 5 Shares For the Six Months Ended June 30, 2016
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	20,363
Redemption fees	—	21,937
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	$42,300

	EAFE Choice Fund
	Class 1 Shares For the Six Months Ended June 30, 2016		Class 2 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	869,906	$10,975,202	2,462,193	$29,927,077
Purchase fees	—	7,115	—	85,817
Redemption fees	—	658	—	8,549
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(118,893)	(1,500,000)	(753,142)	(9,382,649)
Net increase (decrease)	751,013	$9,482,975	1,709,051	$20,638,794

	EAFE Choice Fund
	Class 3 Shares For the Six Months Ended June 30, 2016
	Shares	Amount
Shares sold	36,871	$451,285
Purchase fees	—	7,233
Redemption fees	—	656
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(140,855)	(1,756,757)
Net increase (decrease)	(103,984)	$(1,297,583)

Notes to Financial Statements

Semi-Annual Report June 30, 2016

	Emerging Markets Fund
	Class 1 Shares For the Six Months Ended June 30, 2016		Class 2 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	496,156	$7,032,264	140,394	$1,994,000
Purchase fees	—	35	—	22,566
Redemption fees	—	—	—	1,408
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(935,782)	(13,454,743)
Net increase (decrease)	496,156	$7,032,299	(795,388)	$(11,436,769)
	Emerging Markets Fund
	Class 3 Shares For the Six Months Ended June 30, 2016		Class 4 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	8,297,327	$122,132,500	—	$—
Purchase fees	—	607	—	35,584
Redemption fees	—	—	—	2,003
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	8,297,327	$122,133,107	—	$37,587

	Emerging Markets Fund
	Class 5 Shares For the Six Months Ended June 30, 2016
	Shares	Amount
Shares sold	529,960	$7,976,002
Purchase fees	—	338,707
Redemption fees	—	19,067
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	529,960	$8,333,776

Notes to Financial Statements

Semi-Annual Report June 30, 2016

	Global Alpha Equity Fund
	Class 2 Shares For the Six Months Ended June 30, 2016		Class 3 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	7,558,823	$101,889,941	—	$—
Purchase fees	—	3,160	—	4,040
Redemption fees	—	6,381	—	8,634
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(8,150,600)	(112,112,146)
Net increase (decrease)	7,558,823	$101,899,482	(8,150,600)	$(112,099,472)
	International Choice Fund
	Class 1 Shares For the Six Months Ended June 30, 2016		Class 2 Shares For the Six Months Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares sold	—	$—	21,428	$249,475
Purchase fees	—	25		334
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$25	21,428	$249,809

International Choice Fund
Class 3 Shares For the Six Months Ended June 30, 2016
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	166
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	$166

Notes to Financial Statements

Semi-Annual Report June 30, 2016

The funds charged the following purchase and redemption fees effective June 23, 2016*

Fund	Purchase Fees	Redemption Fees
International Equity	0.21%	0.10%
EAFE	0.21%	0.10%
EAFE Choice	0.21%	0.10%
EAFE Pure	0.21%	0.10%
Emerging Markets	0.20%	0.25%
Global Alpha Equity	0.15%	0.10%
Long Term Global Growth Equity	0.10%	0.10%
International Choice	0.21%	0.10%

Prior to June 23, 2016 the funds charged the following purchase and redemption fees

Fund	Purchase Fees	Redemption Fees
International Equity	0.25%	0.10%
EAFE	0.25%	0.10%
EAFE Choice	0.25%	0.10%
EAFE Pure	0.25%	0.10%
Emerging Markets	0.30%	0.35%
Global Alpha Equity	0.15%	0.10%
Long Term Global Growth Equity	0.15%	0.10%
International Choice	0.25%	0.10%

*  Current purchase and redemption fees were approved by the Board and became effective on June 23, 2016

The purchase and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager's discretion.

Note E — Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2016, Kentucky Teachers Retirement System owned 35.64% of the EAFE Fund; US Army Non Appropriated Fund owned 32.13% of the EAFE Pure Fund; McAuley Portfolio Management Company owned 31.94% of the EAFE Pure Fund; the Municipal Fire & Police Retirement System of Iowa owned 31.29% of the International Choice Fund; Board of Trustees for the Maryland State Retirement and

Pension System owned 39.62% of the Emerging Markets Fund; Longwood Foundation, Inc. owned 42.19% of the Long Term Global Growth Equity Fund; and Nissan Employee Retirement Plan owned 43.95% of the Long Term Global Growth Equity Fund.

Purchase and Redemption activity of these accounts may have a significant effect on the operation of each Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

Notes to Financial Statements

Semi-Annual Report June 30, 2016

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2016 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2016

Management of the Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation and Other Directorships Held During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee(4)(5)
Disinterested Trustees
George W. Browning Age 74	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment adviser).	11
Howard W. Chin Age 63	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	11
Bruce C. Long Age 70	Trustee	Since 2009	Global Financial Consultant. Formerly: Executive Vice President and director of various entities, Guardian Life Insurance (financial services).	11
Robert E. Rigsby Age 66	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Resources, Inc. (electric and gas utility).	11
Interested Trustee
David Salter Age 41	Trustee, Chairman of the Board, and President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of products offered to the North American market.	11

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than Officers who are also Trustees)
Andrew Telfer Age 49	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser); Director, Baillie Gifford Overseas Limited (investment adviser).
Michael Stirling-Aird Age 39	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul Age 40	Vice President	Since 2012	Assistant Manager, Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell Age 41	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn Age 38	Treasurer	Since 2015	Manager, Institutional Accounting Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths Age 42	Secretary	Since 2015	Senior Legal Advisor for the Baillie Gifford Group (investment adviser).

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2016

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than Officers who are also Trustees)
Graham Laybourn Age 49	Chief Compliance Officer	Since 2005	Partner, Baillie Gifford & Co. (investment adviser); Group Compliance Officer, Director of Regulatory Risk and Legal, Baillie Gifford Group (investment adviser).
Evan Delaney Age 47	Chief Risk Officer	Since 2013	Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).

(1)  The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2)  There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(3)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4)  The number of Funds in the Fund complex overseen by the Trustee includes the North American Equity Fund, the Asia ex Japan Fund, the Emerging Markets Bond Fund, three series of the Trust which have not yet commenced operations.

(5)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds' Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

BOARD CONSIDERATION REGARDING
2016 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2016

BAILLIE GIFFORD FUNDS

On June 22-23, 2016, the Board of Trustees (the "Board") of the Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the EAFE Pure Fund, the Emerging Markets Fund, the Emerging Markets Bond Fund, the Global Alpha Equity Fund, the Long Term Global Growth Equity Fund and the North American Equity Fund, respectively, (each a "Fund" and collectively, the "Funds") and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge (an independent provider of mutual fund data, "Broadridge") and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. The Independent Trustees then presented their findings to the Board.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

International Equity Fund, International Choice Fund, EAFE Fund, EAFE Choice Fund, EAFE Pure Fund, Emerging Markets Fund, Global Alpha Equity Fund and Long Term Global Growth Equity Fund

The Board considered the nature, extent and quality of the services provided by the Manager to the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the EAFE Pure Fund, the Emerging Markets Fund, the Global Alpha Equity Fund and the Long Term Global Growth Equity Fund. The Board noted that, pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee and that, pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement, the Manager receives a shareholder service fee. The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund's performance, management fee, shareholder service fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund's management fee and shareholder service fee. The Board also reviewed the Manager's financial statements. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the shareholder service fee (which varies among the share classes). The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing advisory services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund. The Board noted the following items specific to the referenced Funds.

BOARD CONSIDERATION REGARDING
2016 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2016

International Equity Fund

The Board reviewed total return information for the one-, three- and five-year and since inception (February 29, 2008) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2008 through 2015. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three- and five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

International Choice Fund

The Board reviewed total return information for the one- and three-year and since inception (September 24, 2012) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2012 through 2015. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one- and three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Fund

The Board reviewed total return information for the one-, three- and five-year and since inception (March 31, 2008) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2008 through 2015. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period, above the benchmark index and the average of the performance universe for the three-year and since inception periods and below the benchmark index and above the average of the performance universe for the five-year period. The Board concluded that the Fund's performance was satisfactory.

BOARD CONSIDERATION REGARDING
2016 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2016

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Choice Fund

The Board reviewed total return information for the one-, three- and five-year and since inception (December 31, 2009) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2010 through 2015. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three- and five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Pure Fund

The Board reviewed total return information for the one-year and since inception (April 15, 2014) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2014 and 2015. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was above the average management fee of the expense peer group and below the average management fee of the expense universe. The Board also considered that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of

BOARD CONSIDERATION REGARDING
2016 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2016

scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Emerging Markets Fund

The Board reviewed total return information for the one-, three-, five- and ten-year and since inception (April 30, 2003) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and to an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns from 2006 through 2015. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period and above the benchmark index and the average of the performance universe for the three-, five- and ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Global Alpha Equity Fund

The Board reviewed total return information for the one- and three-year and since inception (November 30, 2011) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2011 through 2015. The Board noted that the Fund's total return was below the benchmark index and above the performance universe for the one-year period and above the benchmark index and the average of the performance universe for the three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee rate was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

BOARD CONSIDERATION REGARDING
2016 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2016

Long Term Global Growth Equity Fund

The Board reviewed total return information for the one-year and since inception (June 10, 2014) periods ended March 31, 2016 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Broadridge and calendar year returns for 2014 and 2015. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was above the average management fee of the expense peer group and within range of the average management fee of the expense universe. The Board also considered that the Fund's management fee (plus the average share class shareholder service fee) was within range of the average management fee of the expense peer group and below the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group and also considered the expense limitation in place through April 30, 2017. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Emerging Markets Bond Fund and North American Equity Fund

Emerging Markets Bond Fund

For the Emerging Markets Bond Fund, in evaluating the materials provided by the Manager, the Board noted that the Fund had not yet commenced operations and had no shareholders.

The Board considered that based on the satisfactory level of services provided by the Manager to the existing Funds, they would expect that the nature, extent and quality of the services to be provided by the Manager to the Emerging Markets Bond Fund would be similarly satisfactory. In reaching this conclusion the Board reviewed information regarding the Manager and its investment advisory business, background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust and the Manager's financial statements.

The Board noted that there was no performance information available for the Fund. The Board also noted that since the Fund had not yet commenced operations and thus generated no management fees for the Manager, there were no profits to consider. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund, including a shareholder service fee (which varies among classes).

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was above the average management fee of the expense peer group and the expense universe. The Board considered that the Fund's management fee (plus the average share class shareholder service fee) was above the average management fee of the expense peer group and below the average management fee of the expense universe. The Board also considered the expense limitation in place through April 30, 2017. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. With respect to economies of scale, the Board considered that the Fund is not operational and thus economies of scale were not applicable. On the basis of the information provided, the Board concluded that the management fee was reasonable.

BOARD CONSIDERATION REGARDING
2016 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2016

North American Equity Fund

For the North American Equity Fund, in evaluating the materials provided by the Manager, the Board noted that the Fund had not yet commenced operations and had no shareholders.

The Board considered that based on the satisfactory level of services provided by the Manager to the existing Funds, they would expect that the nature, extent and quality of the services to be provided by the Manager to the North American Equity Fund would be similarly satisfactory when the Fund commences operations. In reaching this conclusion the Board reviewed information regarding the Manager and its investment advisory business, background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust and the Manager's financial statements.

The Board noted that there was no performance information available for the Fund. The Board also noted that since the Fund had not yet commenced operations and thus generated no management fees for the Manager, there were no profits to consider. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund upon the commencement of its operations, including a shareholder service fee (which varies among classes). With respect to economies of scale, the Board considered that the Fund is not operational and thus economies of scale were not applicable.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was above the average management fee of the expense peer group and below the expense universe. The Board considered that the Fund's management fee (plus the average share class shareholder service fee) was within range of the average management fee of the expense peer group and below the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. With respect to economies of scale, the Board considered that the Fund is not operational and thus economies of scale were not applicable. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Baillie Gifford Funds

By (Signature and Title)*		/s/ David Salter
David Salter, President
(principal executive officer)

Date	9/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David Salter
David Salter, President
(principal executive officer)

Date	9/7/2016

By (Signature and Title)*		/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	9/7/2016

* Print the name and title of each signing officer under his or her signature.